UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

Item 1.	Schedule of Investments.

AGGRESSIVE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES(1) - 100.09%
Bond Fund - 5.51%

VALIC Co. II Core Bond Fund	197,716	$1,975,184

International Equity Fund - 26.02%

VALIC Co. II International Small Cap Equity Fund	799,415	9,337,171

Large Cap Equity Funds - 29.63%

VALIC Co. II Capital Appreciation Fund	1,252,059	10,629,983
VALIC Co. II Large Cap Value Fund	822,705	10,917,295

		21,547,278

Mid Cap Equity Funds - 2.90%

VALIC Co. II MidCap Value Fund	57,476	1,041,456
VALIC Co. II MidCap Growth Fund	154,747	1,041,448

		2,082,904

Small Cap Equity Funds - 1.30%

VALIC Co. II Small Cap Growth Fund	40,525	466,853
VALIC Co. II Small Cap Value Fund	32,882	502,772

		969,625

TOTAL INVESTMENTS
(Cost $31,954,442)(2)	100.09%	35,912,162
Liabilities in excess of other assets	(0.09)%	(34,023)

NET ASSETS -	100.00%	$35,878,139

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CAPITAL APPRECIATION FUND SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)
	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.09%
Advertising - 0.97%

Getty Images, Inc.+	7,600	$442,700

Aerospace/Defense - 2.85%

L-3 Communications Holdings, Inc.	6,400	476,288
United Technologies Corp.	8,500	829,430

		1,305,718

Apparel & Products - 1.07%

TJX Cos., Inc.	20,900	491,986

Automotive - 3.67%

Autoliv, Inc.	11,000	514,140
Danaher Corp.	20,600	1,171,728

		1,685,868

Chemical - 3.99%

Dow Chemical Co.	9,100	459,277
E.I. du Pont de Nemours and Co.	19,900	901,868
Monsanto Co.	10,200	469,404

		1,830,549

Conglomerates - 6.10%

General Electric Co.	39,500	1,396,720
Tyco International, Ltd.	41,300	1,402,961

		2,799,681

Drugs - 5.82%

Eli Lilly & Co.	11,400	607,962
Schering-Plough Corp.	74,500	1,329,825
Sepracor, Inc.+	16,500	734,415

		2,672,202

Electronics/Electrical Equipment - 1.17%

Comverse Technology, Inc.+	25,200	536,004

Finance Companies - 3.46%

Capital One Financial Corp.	20,200	1,587,316

Financial Services - 2.14%

Countrywide Financial Corp.	29,600	983,016

Foods - 0.98%

Sara Lee Corp.	19,100	448,468

Healthcare - 2.25%

Anthem, Inc.	6,000	607,980
Dade Behring Holdings, Inc.+	7,900	424,151

		1,032,131

Hospital Supplies - 2.16%

St. Jude Medical, Inc.+	26,000	991,640

Household Products - 0.96%

Avon Products, Inc.	11,700	439,218

Information Processing - Hardware - 3.57%

Dell, Inc.+	14,100	571,332
EMC Corp.+	49,200	660,264
Lexmark International, Inc., Class A+	4,800	407,520

		1,639,116

Information Processing - Services - 11.83%

eBay, Inc.+	12,900	1,450,605
Macromedia, Inc.+	25,600	730,368
McAfee, Inc.+	21,200	612,680
NCR Corp.+	8,300	495,759
VeriSign, Inc.+	25,000	822,500
Yahoo!, Inc.+	35,000	1,316,700

		5,428,612

Information Processing - Software - 5.69%

Automatic Data Processing, Inc.	20,500	933,365
Microsoft Corp.	62,600	1,678,306

		2,611,671

Leisure & Tourism - 2.34%

Starbucks Corp.+	19,100	1,074,566

Machinery - 1.04%

Caterpillar, Inc.	2,700	247,185
Deere & Co.	3,200	229,536

		476,721

Medical - Biomedical/Gene - 4.44%

Biogen Idec, Inc.+	8,100	475,308
Genentech, Inc.+	17,000	820,250
Genzyme Corp.+	13,200	739,332

		2,034,890

Medical Technology - 3.55%

Boston Scientific Corp.+	26,500	922,465
Guidant Corp.	10,900	706,647

		1,629,112

Metals - 2.10%

Alcoa, Inc.	14,800	502,904
Newmont Mining Corp.	9,700	459,295

		962,199

Multimedia - 5.71%

E.W. Scripps Co., Class A	9,200	430,008
News Corp.	28,990	512,833
Time Warner, Inc.+	55,950	990,875
Viacom, Inc., Class B	19,742	685,047

		2,618,763

Oil & Gas - 3.55%

BJ Services Co.	13,200	668,844
XTO Energy, Inc.	26,400	959,640

		1,628,484

Retail - 5.64%

Best Buy Co., Inc.	12,200	687,836
Gap, Inc.	41,400	904,590
Wal-Mart Stores, Inc.	7,600	395,656
Whole Foods Market, Inc.	6,600	599,082

		2,587,164

Semiconductors - 1.03%

Applied Materials, Inc.+	28,300	470,912

Telecommunications - 7.88%

Avaya, Inc.+	28,400	466,328
Cisco Systems, Inc.+	40,800	763,368
Corning, Inc.+	74,400	935,952
Motorola, Inc.	50,900	980,334
QUALCOMM, Inc.	11,300	470,306

		3,616,288

Therapeutics - 2.13%

Gilead Sciences, Inc.+	28,400	978,664

Total Long-Term Investment Securities - 98.09%
(Cost $40,806,965)		45,003,659

REPURCHASE AGREEMENT - 2.32%

Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 11/30/04, to be repurchased 12/01/04 in the amount of $1,063,056 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.23%, due 12/15/04 and having an approximate value of $1,098,968

(Cost $1,063,000)	$1,063,000	1,063,000

TOTAL INVESTMENTS
(Cost $41,869,965)(1)	100.41%	46,066,659
Liabilities in excess of other assets	(0.41)%	(188,697)

Net Assets	100.00%	$45,877,962

+	Non- income producing
(1)	See Note 4 for cost of investments on a tax basis.

CONSERVATIVE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES(1) - 100.10%
Bond Fund - 47.05%

VALIC Co. II Core Bond Fund	1,475,722	$14,742,466

International Equity Fund - 8.21%

VALIC Co. II International Small Cap Equity Fund	220,211	2,572,067

Large Cap Equity Funds - 19.42%

VALIC Co. II Capital Appreciation Fund	716,739	6,085,116
VALIC Co. II Large Cap Value Fund	470,381	6,241,960

		12,327,076

Mid Cap Equity Funds - 1.90%

VALIC Co. II MidCap Value Fund	32,890	595,969
VALIC Co. II MidCap Growth Fund	88,553	595,963

		1,191,932

Small Cap Equity Funds - 0.80%

VALIC Co. II Small Cap Growth Fund	21,782	250,930
VALIC Co. II Small Cap Value Fund	18,463	282,301

		533,231

TOTAL INVESTMENTS
(Cost $30,142,594)(2)	100.10%	31,366,772
Liabilities in excess of other assets	(0.09)%	(30,609)

NET ASSETS -	100.00%	$31,336,163

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CORE BOND FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Principal Amount	Value (Note 1)
ASSET-BACKED SECURITIES - 4.16%
Finance Companies - 1.34%

Honda Auto Receivables Owner Trust, Series 2003-3 A4:
2.77% due 11/21/08	$1,000,000	$990,286

Financial Services - 2.82%

Bear Stearns Commercial Mtg. Securities, Inc.:
6.02% due 02/14/31	250,000	267,976
DLJ Commercial Mtg. Corp.:
7.34% due 10/10/32	500,000	566,045
Morgan Stanley Dean Witter Capital I:
6.66% due 02/15/33	651,500	724,006
6.48% due 11/15/30	300,000	323,441
Residential Funding Mtg. Securities II:
3.05% due 07/25/16	200,000	196,381

		2,077,849

Total Asset-Backed Securities

(Cost $3,026,402)		3,068,135

CORPORATE BONDS - 34.25%
Advertising - 0.29%

Interpublic Group Cos., Inc.:
6.25% due 11/15/14	218,000	215,501

Airlines - 0.99%

American Airlines, Inc.:
6.82% due 05/23/11	150,000	139,742
Atlas Air, Inc.:
7.63% due 01/02/15	190,086	138,471
6.88% due 07/02/09	172,193	164,645
Continental Airlines, Inc.:
9.56% due 09/01/19	178,831	178,771
6.95% due 08/02/09	97,299	74,542
Delta Air Lines, Inc.:
10.00% due 08/15/08	50,000	32,750

		728,921

Appliances/Furnishings - 0.22%

Maytag Corp.:
5.00% due 05/15/15	175,000	160,406

Automotive - 0.91%

Delphi Corp.:
6.50% due 08/15/13	97,000	96,670
Ford Motor Co.:
7.45% due 07/16/31	119,000	115,769
General Motors Corp.:
8.80% due 03/01/21	259,000	273,716
8.38% due 07/15/33	178,000	181,193

		667,348

Banks - 4.02%

American Express Centurion Bank:
2.66% due 11/16/09 (1)(5)	116,000	116,046
BankBoston Capital Trust IV:
3.04% due 06/08/28 (1)	181,000	174,437
Credit Suisse First Boston:
6.50% due 05/01/08 *	116,000	125,188
First Maryland Capital II:
3.01% due 02/01/27 (1)	159,000	154,037
HSBC Bank USA:
5.88% due 11/01/34	219,000	215,569
Huntington National Bank:
8.00% due 04/01/10	212,000	245,660
Key Bank NA:
7.00% due 02/01/11	72,000	80,531
5.80% due 07/01/14	212,000	221,816
4.10% due 06/30/05	100,000	100,873
National City Bank:
2.50% due 04/17/06	176,000	174,606
National City Bank, Cleveland:
3.38% due 10/15/07	211,000	209,352
PNC Funding Corp.:
5.75% due 08/01/06	226,000	234,978
Rabobank Capital Funding Trust III:
5.25% due 12/31/16 *(2)	192,000	188,789
Summit Capital Trust I:
8.40% due 03/15/27	252,000	277,439
US Bank NA:
3.90% due 08/15/08	32,000	31,996
3.70% due 08/01/07	170,000	170,136
Wells Fargo & Co.:
5.13% due 09/01/12	133,000	135,668
4.20% due 01/15/10	102,000	101,870

		2,958,991

Beverages - 0.61%

Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	159,000	207,105
PepsiCo, Inc.:
3.20% due 05/15/07	247,000	245,415

		452,520

Broadcasting - 2.81%

Charter Communications Holdings, LLC:
11.13% due 01/15/11	125,000	107,500
Clear Channel Communications, Inc.:
7.65% due 09/15/10	96,000	108,826
6.00% due 11/01/06	101,000	105,117
5.50% due 09/15/14	25,000	24,724
5.00% due 03/15/12	116,000	114,000
Comcast Corp.:
6.88% due 06/15/09	61,000	67,480
COX Communications, Inc.:
7.75% due 08/15/06	119,000	126,808
7.75% due 11/01/10	218,000	246,235
CSC Holdings, Inc.:
7.88% due 02/15/18	75,000	80,625
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)	200,000	192,000
Liberty Media Corp.:
3.38% due 09/17/06 (1)	181,000	183,337
TCI Communications, Inc.:
8.75% due 08/01/15	320,000	401,238
7.88% due 02/15/26	131,000	155,939
6.88% due 02/15/06	76,000	78,920
Young Broadcasting, Inc.:
10.00% due 03/01/11	75,000	79,688

		2,072,437

Chemical - 0.83%

E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	32,000	31,859
Huntsman, LLC:
11.63% due 10/15/10	150,000	178,500
Lubrizol Corp.:
6.50% due 10/01/34	248,000	243,168
Rohm & Haas Co.:
7.85% due 07/15/29	125,000	157,194

		610,721

Commercial Services - 0.79%

Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	75,000	73,875
Hertz Corp.:
7.63% due 06/01/12	116,000	125,857
6.90% due 08/15/14	60,000	61,785
4.70% due 10/02/06	264,000	266,808
Rent-Way, Inc.:
11.88% due 06/15/10	50,000	56,500

		584,825

Drugs - 1.00%

American Home Products Corp.:
6.70% due 03/15/11	100,000	111,501
Merck & Co., Inc.:
5.95% due 12/01/28	103,000	103,523
2.50% due 03/30/07	116,000	112,652
Pfizer, Inc.:
2.50% due 03/15/07	185,000	181,503
Schering-Plough Corp.:
6.50% due 12/01/33	125,000	135,728
Wyeth:
6.45% due 02/01/24	92,000	95,283

		740,190

Electronics/Electrical Equipment - 0.07%

Xerox Corp.:
6.88% due 08/15/11	50,000	52,875

Finance Companies - 2.63%

Devon Financing Corp. ULC:
6.88% due 09/30/11	150,000	168,913
Ford Motor Credit Co.:
7.38% due 10/28/09	237,000	254,439
7.00% due 10/01/13	96,000	100,159
2.67% due 03/13/07 (1)	125,000	122,907
General Motors Acceptance Corp.:
7.25% due 03/02/11	193,000	201,211
6.75% due 12/01/14	302,000	297,895
3.68% due 09/23/08 (1)	150,000	148,109
Household Finance Corp.:
4.13% due 11/16/09	193,000	190,857
3.38% due 02/21/06	142,000	142,281
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	153,000	153,098
Sprint Capital Corp.:
6.13% due 11/15/08	147,000	156,801

		1,936,670

Financial Services - 5.00%

Chukchansi Economic Development Auth.:
14.50% due 06/15/09 *	150,000	190,500
CIT Group, Inc.:
4.13% due 11/03/09	179,000	177,152
3.65% due 11/23/07	96,000	95,409
Citigroup, Inc.:
5.00% due 09/15/14 *	128,000	127,125
FPL Group Capital, Inc.:
3.25% due 04/11/06	169,000	169,113
General Electric Capital Corp.:
5.88% due 02/15/12	289,000	308,569
5.38% due 03/15/07	193,000	200,901
4.38% due 11/21/11	193,000	190,080
2.80% due 01/15/07	213,000	210,140
iPCS Escrow Co.:
11.50% due 05/01/12 *	270,000	297,000
JPMorgan Chase & Co.:
6.63% due 03/15/12	153,000	170,160
5.25% due 05/30/07	185,000	192,354
JPMorgan Chase Capital XIII:
3.50% due 09/30/34 (1)	151,000	148,973
Lehman Brothers Holdings, Inc.
6.63% due 01/18/12	111,000	123,468
Merrill Lynch & Co., Inc.:
5.00% due 01/15/15	179,000	176,064
Morgan Stanley:
6.75% due 04/15/11	150,000	167,246
Pricoa Global Funding I:
4.35% due 06/15/08 *	16,000	16,169
Principal Life Global Funding:
5.13% due 06/28/07 *	50,000	51,638
PX Escrow Corp.:
9.63% due 02/01/06 (3)	25,000	23,250
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	32,000	33,098
TIAA Global Markets:
4.13% due 11/15/07 *	236,000	238,749
Tyco International Group SA:
4.44% due 06/15/07 *	170,000	172,447
Washington Mutual Finance Corp.:
6.25% due 05/15/06	195,000	203,439

		3,683,044

Hospital Management - 0.21%

HCA, Inc.:
7.88% due 02/01/11	57,000	62,285
IASIS Healthcare, LLC:
8.75% due 06/15/14 *	20,000	21,650
Tenet Healthcare Corp.:
6.50% due 06/01/12	75,000	69,750

		153,685

Household Products - 0.27%

Clorox Co.:
5.00% due 01/15/15 *	183,000	182,424
Revlon Consumer Products Corp.:
8.63% due 02/01/08	15,000	13,350

		195,774

Information Processing - Services - 0.12%

Computer Sciences Corp.:
6.75% due 06/15/06	82,000	86,167

Insurance - 1.84%

Assurant, Inc.:
6.75% due 02/15/34	109,000	114,086
5.63% due 02/15/14	82,000	82,970
Fidelity National Financial, Inc.:
7.30% due 08/15/11	254,000	283,177
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	153,000	149,833
Kingsway America, Inc.:
7.50% due 02/01/14	85,000	87,861
MBIA, Inc.:
5.70% due 12/01/34	109,000	105,947
Metropolitan Life Global Funding I:
4.75% due 06/20/07 *	251,000	256,944
Ohio Casualty Corp.:
7.30% due 06/15/14	163,000	170,271
Selective Insurance Group, Inc.:
7.25% due 11/15/34 *	109,000	108,204

		1,359,293

Leisure & Tourism - 0.31%

Hilton Hotels Corp.:
7.50% due 12/15/17	176,000	201,180
Riviera Holdings Corp.:
11.00% due 06/15/10	25,000	28,313

		229,493

Multimedia - 0.90%

News America Holdings, Inc.:
7.75% due 12/01/45	226,000	268,928
Time Warner, Inc.:
6.88% due 06/15/18	158,000	173,819
6.13% due 04/15/06	212,000	220,024

		662,771

Oil & Gas - 0.80%

Chesapeake Energy Corp.:
7.75% due 01/15/15	50,000	54,875
6.88% due 01/15/16	50,000	52,750
El Paso Production Holding Co.:
7.75% due 06/01/13	75,000	78,188
Enterprise Products Operating, LP:
6.65% due 10/15/34 *	248,000	248,282
Pemex Project Funding Master Trust:
8.63% due 02/01/22	125,000	142,500
Pennzoil Co.:
10.25% due 11/01/05	15,000	15,832

		592,427

Paper/Forest Products - 0.25%

Georgia-Pacific Corp.:
8.00% due 01/15/24	50,000	58,000
Weyerhaeuser Co.:
6.13% due 03/15/07	76,000	80,097
5.50% due 03/15/05	42,000	42,317

		180,414

Pollution Control - 0.45%

Allied Waste North America, Inc.:
5.75% due 02/15/11	91,000	83,265
Republic Services, Inc.:
7.13% due 05/15/09	75,000	83,496
USA Waste Services, Inc.:
7.13% due 10/01/07	150,000	163,144

		329,905

Railroads & Equipment - 0.52%

Burlington Northern Santa Fe Corp.:
8.13% due 04/15/20	277,000	346,030
Union Pacific Corp.:
4.88% due 01/15/15	39,000	38,274

		384,304

Real Estate Investment Trusts - 0.17%

Omega Healthcare Investors, Inc.:
7.00% due 04/01/14	125,000	127,500

Retail - 0.89%

May Department Stores Co.:
6.65% due 07/15/24 *	188,000	193,061
3.95% due 07/15/07 *	190,000	190,000
Wal-Mart Stores, Inc.:
6.88% due 08/10/09	246,000	275,502

		658,563

Savings & Loan - 1.05%

Downey Financial Corp.:
6.50% due 07/01/14	213,000	219,435
Washington Mutual Bank:
5.13% due 01/15/15	302,000	295,303
Washington Mutual Capital I:
8.38% due 06/01/27	231,000	255,172

		769,910

Telecommunications - 2.89%

AT&T Wireless Services, Inc.:
7.35% due 03/01/06	270,000	283,317
Bell Telephone Co. Pennsylvania:
8.75% due 08/15/31	137,000	176,606
BellSouth Telecommunications, Inc.:
5.85% due 11/15/45	109,000	101,644
Citizens Communications Co.:
9.00% due 08/15/31	110,000	120,450
Fairpoint Communications, Inc.:
9.50% due 05/01/08	225,000	225,000
GTE Corp.:
7.90% due 02/01/27	213,000	230,487
LCI International, Inc.:
7.25% due 06/15/07	25,000	23,688
New York Telephone Co.:
7.00% due 06/15/13	212,000	232,107
Nextel Communications, Inc.:
7.38% due 08/01/15	125,000	137,500
5.95% due 03/15/14	100,000	101,750
Rural Cellular Corp.:
9.75% due 01/15/10	200,000	179,500
United States West Communications, Inc.:
7.13% due 11/15/43	200,000	176,000
Verizon New York, Inc., Series B:
7.38% due 04/01/32	131,000	145,330

		2,133,379

Utilities - Electric - 2.53%

AES Corp.:
7.75% due 03/01/14	175,000	189,656
Alabama Power Co.:
2.80% due 12/01/06	153,000	151,107
Edison Mission Energy:
9.88% due 04/15/11	150,000	177,375
Georgia Power Co., Series G:
6.20% due 02/01/06	150,000	155,278
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	41,000	42,842
Kiowa Power Partners LLC:
5.74% due 03/30/21 *	100,000	99,721
Old Dominion Electric Cooperative:
5.68% due 12/01/28	47,000	47,885
PNPP II Funding Corp.:
9.12% due 05/30/16	110,000	128,371
Progress Energy, Inc.:
6.75% due 03/01/06	198,000	205,960
PSEG Power, LLC:
8.63% due 04/15/31	164,000	208,113
Reliant Resources, Inc.:
9.50% due 07/15/13	100,000	114,750
TECO Energy, Inc.:
7.50% due 06/15/10	25,000	27,687
Virginia Electric and Power Co.:
5.75% due 03/31/06	152,000	156,647
4.10% due 12/15/08	157,000	156,392

		1,861,784

Utilities - Gas, Pipeline - 0.88%

Arkla, Inc.:
8.90% due 12/15/06	181,000	198,832
Duke Capital Corp.:
8.00% due 10/01/19	193,000	230,743
Kinder Morgan Energy Partners, LP:
7.50% due 11/01/10	118,000	135,154
Williams Cos., Inc.:
7.88% due 09/01/21	75,000	84,750

		649,479

Total Corporate Bonds

(Cost $25,182,225)		25,239,297

FOREIGN BONDS - 7.59%

Aerospace/Defense - 0.26%
Bombardier, Inc.:
6.30% due 05/01/14 *	215,000	193,500

Banks - 0.47%
European Investment Bank:
4.00% due 03/15/05	100,000	100,546
HBOS Treasury Services, PLC:
3.50% due 11/30/07 *	251,000	249,463

		350,009

Broadcasting - 0.31%
Telenet Group Holding NV:
11.50% due 06/15/14 *(3)	300,000	228,000

Financial Services - 0.20%
Nationwide Building Society:
2.63% due 01/30/07 *	153,000	150,212

Government Agency - 2.31%
Brazil Federative Republic:
11.00% due 08/17/40	130,000	149,565
8.00% due 04/15/14	89,131	89,460
Government of United Kingdom:
2.25% due 07/08/08 *	123,000	117,872
Quebec Province Canada:
7.50% due 09/15/29	224,000	284,485
Republic of Ecuador:
8.00% due 08/15/30 (3)	55,000	47,163
Republic of Italy:
3.75% due 12/14/07	170,000	170,201
Republic of Panama:
7.25% due 03/15/15	35,000	34,563
Republic of Turkey:
9.00% due 06/30/11	65,000	72,475
Republic of Venezuela:
9.25% due 09/15/27	80,000	83,200
8.50% due 10/08/14	35,000	36,400
Russian Federation:
5.00% due 03/31/30 (3)	170,000	169,014
5.00% due 03/31/30 *(3)	102,000	101,235
3.00% due 05/14/08	80,000	73,704
United Mexican States:
7.50% due 05/14/08	176,000	183,392
6.75% due 09/27/34	91,000	86,450

		1,699,179

Insurance - 0.81%
Axis Capital Holdings, Ltd.:
5.75% due 12/01/14	231,000	228,977
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	100,000	101,250
XL Capital, Ltd.:
6.38% due 11/15/24	269,000	269,436

		599,663

Machinery - 0.11%
Atlas Copco AB:
6.50% due 04/01/08 *	73,000	77,976

Metals - 0.59%
Noranda, Inc.:
7.00% due 07/15/05	77,000	78,821
6.00% due 10/15/15	343,000	356,094

		434,915

Paper/Forest Products - 0.13%
Abitibi-Cons., Inc.:
8.55% due 08/01/10	50,000	53,875
Norske Skogsindustrier ASA:
7.13% due 10/15/33 *	37,000	38,450

		92,325

Real Estate - 0.33%
Westfield Capital Corp, Ltd:
4.38% due 11/15/10 *	251,000	246,012

Retail - 0.07%
Jean Coutu Group, Inc.:
8.50% due 08/01/14 *	50,000	50,750

Telecommunications - 1.71%
British Telecommunications, PLC:
7.88% due 12/15/05	32,000	33,512
Deutsche Telekom International Finance
BV:
8.75% due 06/15/30	131,000	168,234
France Telecom SA:
8.50% due 03/01/31	219,000	289,135
Koninklijke (Royal) KPN NV:
8.00% due 10/01/10	153,000	179,467
7.50% due 10/01/05	117,000	121,249
Telecom Italia Capital SA:
6.00% due 09/30/34 *	219,000	208,440
TELUS Corp.:
8.00% due 06/01/11	45,000	52,661
7.50% due 06/01/07	190,000	206,024

		1,258,722

Utilities - Electric - 0.29%
Calpine Canada Energy Finance, ULC:
8.50% due 05/01/08	200,000	143,000
Great Lakes Power, Inc:
8.30% due 03/01/05	72,000	72,849

		215,849

Total Foreign Bonds
(Cost $5,608,875)		5,597,112

UNITED STATES GOVERNMENT BONDS - 47.33%
Government Agencies - 42.02%

Federal Farm Credit Banks:
2.50% due 03/15/06	420,000	417,420
2.38% due 10/02/06	207,000	204,066
Federal Home Loan Bank:
5.25% due 06/18/14	320,000	333,901
2.88% due 05/23/06	670,000	668,289
2.75% due 12/15/06	510,000	505,099
Federal Home Loan Mtg. Corp.:
8.00% due 02/01/30	12,293	13,338
8.00% due 07/01/30	4,794	5,202
7.50% due 12/01/30	14,983	16,064
7.50% due 04/01/31	224,320	240,493
7.00% due 11/01/16	83,976	89,038
7.00% due 07/01/32	71,109	75,416
6.88% due 09/15/10	858,000	975,725
6.50% due 12/01/32	990,825	1,039,400
6.00% due 11/01/33	1,364,425	1,409,018
5.50% due 11/01/18	453,750	468,340
5.50% due 10/01/33	1,202,528	1,218,968
5.50% due 01/01/34	739,044	748,678
5.50% due 07/01/34	775,219	785,325
5.00% due 03/01/19	388,910	394,257
5.00% due 10/01/33	83,800	83,007
5.00% due 02/01/34	763,807	755,256
5.00% due 03/01/34	1,822,012	1,801,616
5.00% due 06/01/34	1,580,844	1,563,147
4.50% due 01/15/14	395,000	389,930
4.50% due 11/01/18	789,615	786,123
4.50% due 02/01/19	927,964	922,329
4.50% due 07/01/19	681,057	676,922
3.38% due 08/23/07	316,000	314,453
2.63% due 09/17/07	316,000	309,444
2.20% due 12/30/05	452,000	449,503
Federal National Mtg. Assoc.:
7.50% due 11/01/14	7,842	8,335
7.00% due 09/01/31	458,568	486,532
6.63% due 11/15/30	516,000	596,470
6.50% due 02/01/17	126,792	134,444
6.50% due 03/01/17	159,545	169,175
6.50% due 04/01/29	160,563	168,800
6.50% due 06/01/29	332,720	349,788
6.50% due 07/01/32	463,526	486,715
6.00% due 09/01/16	303,807	318,436
6.00% due 12/01/16	78,915	82,715
6.00% due 12/01/33	1,161,303	1,200,154
6.00% due 08/01/34	1,690,532	1,746,927
5.50% due 05/01/18	240,001	247,807
5.50% due 12/01/33	2,799,200	2,836,149
5.00% due 09/01/18	632,416	641,740
5.00% due 10/01/18	851,998	864,559
5.00% due 12/01/18	439,331	445,808
5.00% due 11/01/33	39,687	39,257
5.00% due 03/01/34	678,317	669,876
4.50% due 06/01/18	215,833	214,959
3.41% due 08/30/07	205,000	204,161
3.38% due 05/15/07	435,000	434,971
3.25% due 06/28/06	320,000	318,723
Government National Mtg. Assoc.:
8.00% due 04/15/30	12,874	14,000
7.00% due 09/15/28	55,205	58,823
6.50% due 06/15/29	65,886	69,511
6.50% due 10/15/32	473,103	498,914

		30,967,516

Government Obligations - 5.31%

United States Treasury Bonds:
7.25% due 08/15/22	72,000	91,100
7.13% due 02/15/23	233,000	291,741
6.88% due 08/15/25	263,000	324,363
6.25% due 08/15/23	39,000	44,750
5.38% due 02/15/31	630,000	663,075
2.38% due 01/15/25	337,328	349,333
United States Treasury Notes:
5.00% due 08/15/11	42,000	44,418
4.75% due 05/15/14	80,000	82,462
4.25% due 11/15/13	42,000	41,808
4.25% due 08/15/14	55,000	54,502
4.00% due 02/15/14	98,000	95,550
3.88% due 02/15/13	14,000	13,668
3.63% due 05/15/13	10,000	9,588
3.38% due 10/15/09	289,000	284,902
3.00% due 11/15/07	77,000	76,423
2.50% due 10/31/06	64,000	63,410
2.00% due 08/31/05	800,000	796,813
2.00% due 01/15/14	248,592	255,313
0.88% due 04/15/10	335,640	332,701

		3,915,920

Total United States Government Bonds

(Cost $34,759,781)		34,883,436

Total Long-Term Investment Securities - 93.33%

(Cost $68,577,283)		68,787,980

REPURCHASE AGREEMENT - 5.57%

Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 11/30/04, to be repurchased 12/01/04 in the amount of $4,102,216 and collateralized by Federal Home Loan Bank Notes, bearing interest at 6.50%, due 11/13/09 and having an approximate value of $4,227,032

(Cost $4,102,000)	102,000	4,102,000

TOTAL INVESTMENTS

(Cost $72,679,283)(4)	98.90%	72,889,980
Other assets less liabilities	1.10%	811,096

NET ASSETS	100.00%	$73,701,076

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities of the securities. At November 30, 2004, the aggregate value of these securities was $4,562,476 representing 6.19% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2004.

(2)	Variable rate security - the rate reflected is as of November 30, 2004; maturity date reflects next reset date.

(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(4)	See Note 4 for cost of investment on a tax basis.

(5)	Fair valued security (See Note 1)

The following represents the investment holdings held by Core Bond Fund as a percentage of net assets as of November 30, 2004:

Country	Percentage of Net Assets
Australia	0.33%
Belgium	0.31%
Bermuda	0.31%
Brazil	0.32%
Canada	2.16%
Cayman Islands	0.36%
Ecuador	0.06%
France	0.53%
Italy	0.23%
Luxembourg	0.28%
Mexico	0.37%
Netherlands	0.64%
Norway	0.05%
Panama	0.05%
Russia	0.47%
Sweden	0.11%
Turkey	0.10%
United Kingdom	0.59%
United States	91.47%
Venezuela	0.16%

Total Investments	98.90%

See Notes to Schedule of Investments

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Principal Amount / Shares	Value (Note 1)
CORPORATE BONDS - 75.22%
Advertising - 0.30%

Affinity Group, Inc.:
9.00% due 02/15/12	$175,000	$189,000

Aerospace/Defense - 0.23%

Decrane Aircraft Holdings, Inc.:
12.00% due 09/30/08	220,000	147,400

Airlines - 5.71%

American Airlines, Inc.:
9.71% due 01/30/07 *	117,845	104,293
7.80% due 10/01/06	405,000	352,910
6.82% due 05/23/11	250,000	232,904
Atlas Air, Inc.:
9.06% due 01/02/14	197,175	157,918
8.77% due 01/02/11	87,400	38,748
8.71% due 01/02/19	801,229	802,511
7.63% due 01/02/15	862,020	627,948
7.38% due 01/02/18	89,551	86,958
7.20% due 01/02/19	152,958	148,356
6.88% due 07/02/09	319,788	305,769
Continental Airlines, Inc.:
8.31% due 04/02/18	162,425	131,821
7.73% due 03/15/11	58,505	41,688
6.95% due 08/02/09	153,909	117,912
Delta Air Lines, Inc.:
10.00% due 08/15/08	550,000	360,250
7.78% due 01/02/12	229,581	124,200

		3,634,186

Apparel & Products - 0.09%

Warnaco, Inc.:
8.88% due 06/15/13	50,000	55,125

Automotive - 0.78%

Diamond Triumph Auto Glass, Inc.:
9.25% due 04/01/08	140,000	127,400
Eagle-Picher Industries, Inc.:
9.75% due 09/01/13	200,000	205,000
Exide Corp.:
10.00% due 03/19/05 +(1)(8)	300,000	0
Stanadyne Corp.:
10.00% due 08/15/14 *	150,000	161,250
Venture Holdings Trust:
11.00% due 06/01/07 +(2)(5)	50,000	2,000

		495,650

Broadcasting - 7.25%

Cablevision Systems Corp.:
8.00% due 04/15/12 *	250,000	266,250
Charter Communications Holdings, LLC:
11.13% due 01/15/11	1,065,000	915,900
10.75% due 10/01/09	550,000	475,750
10.25% due 01/15/10	50,000	42,000
10.00% due 05/15/11	75,000	61,688
9.92% due 04/01/11 (3)	275,000	226,187
9.63% due 11/15/09	750,000	622,500
CSC Holdings, Inc.:
7.63% due 04/01/11	50,000	53,500
7.63% due 07/15/18	125,000	131,875
6.75% due 04/15/12 *	75,000	76,875
Fisher Communications, Inc.:
8.63% due 09/15/14 *	150,000	162,000
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)	675,000	648,000
Paxson Communications Corp.:
12.25% due 01/15/09 (3)	425,000	382,500
Salem Communications Corp.:
7.75% due 12/15/10	50,000	53,250
Young Broadcasting, Inc.:
10.00% due 03/01/11(10)	375,000	398,437
8.75% due 01/15/14	100,000	98,250

		4,614,962

Building Materials - 0.35%

Associated Materials, Inc.:
11.25% due 03/01/14 *(3)	300,000	223,500

Chemical - 2.58%

Equistar Chemicals, LP:
10.63% due 05/01/11	200,000	231,000
Huntsman International, LLC:
10.13% due 07/01/09	200,000	211,000
9.88% due 03/01/09	185,000	202,112
Huntsman, LLC:
11.63% due 10/15/10	225,000	267,750
11.50% due 07/15/12 *	25,000	29,437
Lyondell Chemical Co.:
9.50% due 12/15/08	250,000	272,500
9.50% due 12/15/08	75,000	81,750
Rockwood Specialties Group, Inc.:
10.63% due 05/15/11	75,000	85,313
7.50% due 11/15/14 *	150,000	153,750
Westlake Chemical Corp.:
8.75% due 07/15/11	97,000	109,368

		1,643,980

Commercial Services - 2.11%

Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	450,000	443,250
Hydrochem Industrial Services, Inc.:
10.38% due 08/01/07	175,000	175,875
Mobile Mini, Inc.:
9.50% due 07/01/13	100,000	116,000
Monitronics International, Inc.:
11.75% due 09/01/10 *	300,000	327,000
Petroleum Helicopters, Inc.:
9.38% due 05/01/09	25,000	27,250
Rent-Way, Inc.:
11.88% due 06/15/10	225,000	254,250

		1,343,625

Conglomerates - 0.34%

Foamex, LP:
10.75% due 04/01/09	100,000	94,500
Park-Ohio Industries, Inc.:
8.38% due 11/15/14 *	125,000	124,688

		219,188

Drugs - 0.49%

NeighborCare, Inc.:
6.88% due 11/15/13	300,000	314,250

Electronics/Electrical Equipment - 0.57%

Coleman Cable, Inc.:
9.88% due 10/01/12 *	75,000	78,938
Muzak, LLC:
9.88% due 03/15/09	275,000	205,906
Xerox Corp.:
6.88% due 08/15/11	75,000	79,312

		364,156

Finance Companies - 0.53%

Worldspan Financing Corp.:
9.63% due 06/15/11	350,000	334,250

Financial Services - 7.83%

AAC Group Holding Corp.:
10.25% due 10/01/12 *(3)	125,000	84,375
Alamosa Delaware, Inc.:
12.00% due 07/31/09 (3)	102,000	109,140
Arch Western Finance, LLC:
6.75% due 07/01/13	150,000	157,125
Athena Neurosciences Finance, LLC:
7.25% due 02/21/08	300,000	313,125
Bear Island Paper Co., LLC:
10.00% due 12/01/07	350,000	332,500
Borden US Finance Corp.:
9.00% due 07/15/14 *	100,000	110,000
Chukchansi Economic Development Auth.:
14.50% due 06/15/09 *	650,000	825,500
Consolidated Communications Holdings, Inc.:
9.75% due 04/01/12 *	225,000	239,625
ESI Tractebel Acquisition Corp.:
7.99% due 12/30/11	162,000	170,547
H&E Equipment Services, LLC:
11.13% due 06/15/12	175,000	192,500
Huntsman Advanced Materials, LLC:
11.00% due 07/15/10 *	175,000	207,813
iPCS Escrow Co.:
11.50% due 05/01/12 *	175,000	192,500
LaBranche & Co., Inc.:
11.00% due 05/15/12	100,000	107,000
Madison River Capital, LLC:
13.25% due 03/01/10	500,000	540,000
Medcath Holdings Corp.:
9.88% due 07/15/12 *(8)	100,000	108,500
Nexstar Finance Holdings, LLC:
11.38% due 04/01/13 (3)	375,000	290,625
PCA, LLC/PCA Finance Corp.:
11.88% due 08/01/09	300,000	285,750
PX Escrow Corp.:
9.63% due 02/01/06 (3)	350,000	325,500
Rainbow National Services, LLC:
10.38% due 09/01/14 *	125,000	132,500
Terra Capital, Inc.:
11.50% due 06/01/10	228,000	258,780

		4,983,405

Foods - 0.89%

Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	225,000	237,375
Wornick Co.:
10.88% due 07/15/11 *	300,000	328,500

		565,875

Freight - 0.00%

Anthony Crane Rental, LP:
9.38% due 02/01/08 +(1)(2)(4)(8)	180,236	18

Funeral Services - 0.13%

Alderwoods Group, Inc.:
7.75% due 09/15/12 *	75,000	80,063

Healthcare - 1.70%

Concentra Operating Corp.:
9.13% due 06/01/12 *	75,000	85,125
Curative Health Services, Inc.:
10.75% due 05/01/11 *	225,000	186,187
Encore Medical Corp.:
9.75% due 10/01/12 *	100,000	100,250
Genesis HealthCare Corp.:
8.00% due 10/15/13	50,000	54,125
Inverness Medical Innovations, Inc.:
8.75% due 02/15/12 *	125,000	131,250
Pediatric Services of America, Inc.:
10.00% due 04/15/08 (1)	50,000	50,500
Psychiatric Solutions, Inc.:
10.63% due 06/15/13	150,000	173,625
Team Health, Inc.:
9.00% due 04/01/12 *	300,000	300,000

		1,081,062

Hospital Management - 1.26%

HCA, Inc.:
6.95% due 05/01/12	250,000	260,962
6.38% due 01/15/15	200,000	198,182
Tenet Healthcare Corp.:
6.50% due 06/01/12	125,000	116,250
5.00% due 07/01/07	125,000	123,437
Triad Hospitals, Inc.:
7.00% due 11/15/13	100,000	102,500

		801,331

Hospital Supplies - 0.29%

Universal Hospital Services, Inc.:
10.13% due 11/01/11	175,000	184,625

Household Products - 0.54%

Jostens Holding Corp.:
10.25% due 12/01/13 (3)	225,000	157,500
Playtex Products, Inc.:
9.38% due 06/01/11	50,000	53,375
Revlon Consumer Products Corp.:
8.63% due 02/01/08	150,000	133,500

		344,375

Information Processing - Hardware - 0.13%

Seagate Technology HDD Holdings:
8.00% due 05/15/09	75,000	80,625

Insurance - 0.22%

Crum & Forster Holdings Corp.:
10.38% due 06/15/13	125,000	138,438

Leisure & Tourism - 4.67%

Blockbuster, Inc.:
9.00% due 09/01/12 *	25,000	25,187
Cinemark, Inc.:
9.75% due 03/15/14 (3)	250,000	183,750
Courtyard by Marriott II, LP:
10.75% due 02/01/08	150,000	150,000
Denny’s Corp.:
10.00% due 10/01/12 *	350,000	368,375
Eldorado Resorts, LLC:
9.00% due 04/15/14 (1)	475,000	475,000
Hollywood Casino Corp.:
13.00% due 08/01/06 +(2)	385,000	325,806
Perkins Family Restaurants, LP:
10.13% due 12/15/07	5,000	5,113
Riviera Holdings Corp.:
11.00% due 06/15/10	150,000	169,875
Sbarro, Inc.:
11.00% due 09/15/09	175,000	175,000
Six Flags, Inc.:
9.75% due 04/15/13	225,000	222,750
4.50% due 05/15/15	225,000	238,500
Steinway Musical Instruments, Inc.:
8.75% due 04/15/11	75,000	81,375
True Temper Sports, Inc.:
8.38% due 09/15/11	250,000	222,500
Waterford Gaming, LLC:
8.63% due 09/15/12 *	304,000	325,280

		2,968,511

Machinery - 0.39%

Briggs & Stratton Corp.:
8.88% due 03/15/11	100,000	120,500
Dresser-Rand Group, Inc.:
7.38% due 11/01/14 *	125,000	128,438

		248,938

Metals - 0.50%

Allegheny Technologies, Inc.:
8.38% due 12/15/11	100,000	110,500
Freeport McMoRan Resources:
7.00% due 02/15/08	125,000	132,500
Renco Metals, Inc.:
11.50% due 07/01/03 +(1)(5)(6)(8)	210,000	0
Ryerson Tull, Inc.:
9.13% due 07/15/06	75,000	78,000

		321,000

Multimedia - 0.27%

Haights Cross Operating Co.:
11.75% due 08/15/11	150,000	169,125

Oil & Gas - 6.61%

Belden & Blake Corp.:
8.75% due 07/15/12 *	25,000	27,063
Chesapeake Energy Corp.:
9.00% due 08/15/12	25,000	28,750
7.75% due 01/15/15	50,000	54,875
7.50% due 09/15/13	50,000	55,000
6.88% due 01/15/16	225,000	237,375
Citgo Petroleum Corp.:
6.00% due 10/15/11 *	100,000	101,000
Colorado Interstate Gas Co.:
6.85% due 06/15/37	175,000	184,119
Dynegy-Roseton/Danskammer:
7.67% due 11/08/16	150,000	144,000
El Paso Production Holding Co.:
7.75% due 06/01/13	425,000	443,062
Encore Acquisition Co.:
8.38% due 06/15/12	100,000	110,500
6.25% due 04/15/14	50,000	51,000
Exco Resources, Inc.:
7.25% due 01/15/11	100,000	107,250
Frontier Oil Corp.:
6.63% due 10/01/11 *	75,000	76,500
Hanover Compressor Co.:
zero coupon due 03/31/07	375,000	318,750
Hilcorp Energy, LP:
10.50% due 09/01/10 *	250,000	283,750
KCS Energy, Inc.:
7.13% due 04/01/12	125,000	131,250
NGC Corp. Capital Trust:
8.32% due 06/01/27	1,225,000	1,016,750
Oslo Seismic Services, Inc.:
8.28% due 06/01/11	188,599	199,951
Pride International, Inc.:
7.38% due 07/15/14 *	75,000	83,062
Seitel, Inc.:
11.75% due 07/15/11 *	125,000	133,750
Trico Marine Services, Inc.:
8.88% due 05/15/12 +(2)(5)	775,000	418,500

		4,206,257

Paper/Forest Products - 2.78%

Boise Cascade, LLC:
5.01% due 10/15/12 *(9)	450,000	461,250
Caraustar Industries, Inc.:
9.88% due 04/01/11	100,000	107,500
7.38% due 06/01/09	50,000	52,500
Constar International, Inc.:
11.00% due 12/01/12	100,000	103,250
Fibermark, Inc.:
10.75% due 04/15/11 +(2)(5)(8)	125,000	85,625
Georgia-Pacific Corp.:
8.00% due 01/15/24	225,000	261,000
7.75% due 11/15/29	75,000	82,500
Neenah Paper, Inc.:
7.38% due 11/15/14 *	75,000	76,125
Pliant Corp.:
11.13% due 09/01/09	150,000	164,250
Specialty Paperboard, Inc.:
9.38% due 10/15/06 +(2)(5)	550,000	374,000

		1,768,000

Pollution Control - 0.16%

Allied Waste North America, Inc.:
8.88% due 04/01/08	25,000	26,250
8.50% due 12/01/08	50,000	52,250
IMCO Recycling Escrow, Inc.:
9.00% due 11/15/14 *	25,000	25,813

		104,313

Publishing - 0.48%

American Lawyer Media, Inc.:
9.75% due 12/15/07	300,000	304,500

Real Estate - 0.13%

LNR Property Corp.:
7.63% due 07/15/13	75,000	83,250

Real Estate Investment Trusts - 1.05%

National Health Investors, Inc.:
7.30% due 07/16/07	200,000	207,622
Omega Healthcare Investors, Inc.:
7.00% due 04/01/14 *	125,000	127,500
Senior Housing Properties Trust:
8.63% due 01/15/12(10)	250,000	283,125
Ventas Realty, LP:
6.63% due 10/15/14 *	50,000	50,875

		669,122

Retail - 1.67%

Ferrellgas, LP:
6.75% due 05/01/14	275,000	283,250
Great Atlantic & Pacific Tea Co.:
7.75% due 04/15/07	175,000	170,188
JC Penney Co., Inc.:
6.88% due 10/15/15	200,000	216,500
MTS, Inc.:
10.00% due 03/15/09 +(1)(2)(5)(8)	14,317	3,722
Rite Aid Corp.:
6.88% due 08/15/13	75,000	68,250
Saks, Inc.:
9.88% due 10/01/11	100,000	117,000
7.00% due 12/01/13	200,000	203,000

		1,061,910

Semiconductors - 0.57%

Freescale Semiconductor, Inc.:
7.13% due 07/15/14	150,000	160,500
ON Semiconductor Corp.:
12.00% due 03/15/10	174,000	204,450

		364,950

Telecommunications - 12.84%

AirGate PCS, Inc.:
9.38% due 09/01/09	216,600	229,596
Alaska Communications Systems Holdings, Inc.:
9.38% due 05/15/09	275,000	281,188
American Cellular Corp.:
10.00% due 08/01/11	600,000	507,000
Cincinnati Bell, Inc.:
8.38% due 01/15/14	50,000	49,875
7.25% due 06/15/23	50,000	49,000
Cincinnati Bell Telephone Co.:
7.20% due 11/29/23	275,000	273,625
7.18% due 12/15/23	50,000	49,750
Fairpoint Communications, Inc.:
12.50% due 05/01/10	175,000	188,125
9.50% due 05/01/08	575,000	575,000
GCB iPCS, Inc.:
14.00% due 07/15/10 +(1)(2)(5)(8)	2,025,000	0
Iwo Holdings, Inc.:
14.00% due 01/15/11 +(2)	1,950,000	877,500
LCI International, Inc.:
7.25% due 06/15/07	2,125,000	2,013,437
Nextel Communications, Inc.:
5.95% due 03/15/14	625,000	635,938
Nextmedia Operating, Inc.:
10.75% due 07/01/11	75,000	83,906
Rural Cellular Corp.:
9.75% due 01/15/10	500,000	448,750
9.63% due 05/15/08	400,000	378,000
Triton PCS, Inc.:
9.38% due 02/01/11	825,000	653,812
8.75% due 11/15/11	75,000	57,750
TSI Telecommunication Services Syniverse Technologies, Inc.:
12.75% due 02/01/09	75,000	85,500
United States West Communications, Inc.:
8.88% due 06/01/31	125,000	128,281
7.50% due 06/15/23	75,000	71,625
7.25% due 10/15/35	200,000	179,750
7.13% due 11/15/43	400,000	352,000

		8,169,408

Textile - Products - 0.13%

Collins & Aikman Floor Cover:
9.75% due 02/15/10	75,000	80,625

Utilities - Electric - 5.62%

AES Corp.:
8.88% due 11/01/27	200,000	199,000
Edison Mission Energy:
9.88% due 04/15/11	225,000	266,062
Mirant Corp.:
7.90% due 07/15/09 +*(2)(5)	1,250,000	900,000
Mission Energy Holding Co.:
13.50% due 07/15/08	1,600,000	2,006,000
Reliant Resources, Inc.:
9.50% due 07/15/13	75,000	86,063
Tiverton/Rumford Power Assoc., Ltd.:
9.00% due 07/15/18 *	153,973	115,480

		3,572,605

Utilities - Gas, Pipeline - 3.03%

Dynegy Holdings, Inc.:
8.75% due 02/15/12	225,000	235,125
El Paso Natural Gas Co.:
8.63% due 01/15/22	525,000	598,500
7.63% due 08/01/10	125,000	135,625
MarkWest Energy Partners, LP:
6.88% due 11/01/14 *	50,000	51,125
Pacific Energy Partners, LP:
7.13% due 06/15/14	150,000	161,250
Transcontinental Gas Pipe Line Corp.:
8.88% due 07/15/12	125,000	154,062
Williams Cos., Inc.:
7.88% due 09/01/21	525,000	593,250

		1,928,937

Total Corporate Bonds
(Cost $45,681,906)		47,860,540

FOREIGN BONDS & NOTES - 11.25%

Broadcasting - 1.82%

CF Cable TV, Inc.:
9.13% due 07/15/07	75,000	77,433
Rogers Cable, Inc.:
8.75% due 05/01/32	50,000	56,250
6.25% due 06/15/13	50,000	49,875
5.50% due 03/15/14	150,000	139,875
Telenet Group Holding NV:
11.50% due 06/15/14 *(3)	1,100,000	836,000

		1,159,433

Building Materials - 0.16%

North American Energy Partners, Inc.:
8.75% due 12/01/11	100,000	99,500

Chemical - 0.92%

Rhodia SA:
8.88% due 06/01/11	600,000	588,000

Drugs - 0.95%

Elan Finance PLC:
7.75% due 11/15/11 *	350,000	370,125
6.51% due 11/15/11 *(9)	225,000	234,562

		604,687

Electronics/Electrical Equipment - 0.12%

Chivor SA, ESP:
9.75% due 12/30/14 *	75,000	76,594

Financial Services - 0.93%

Bluewater Finance, Ltd.:
10.25% due 02/15/12(10)	250,000	271,250
Canwest, Inc.:
8.00% due 09/15/12 *	275,000	294,250
Excelcomindo Finance Co. BV:
8.00% due 01/27/09 *	25,000	25,750

		591,250

Insurance - 0.87%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15(10)	450,000	455,625
7.38% due 04/15/18	100,000	95,250

		550,875

Leisure & Tourism - 0.34%

Grupo Posadas SA de CV:
8.75% due 10/04/11 *	200,000	213,000

Metals - 0.70%

CSN Islands VII Corp.:
10.75% due 09/12/08 *	85,000	96,900
CSN Islands VIII Corp.:
9.75% due 12/16/13 *	325,000	348,563

		445,463

Paper/Forest Products - 0.21%

Abitibi-Cons., Inc.:
8.55% due 08/01/10	125,000	134,687

Retail - 0.91%

Jean Coutu Group, Inc.:
8.50% due 08/01/14 *	325,000	329,875
Vitro Envases Norteamerica SA:
10.75% due 07/23/11 *	175,000	178,500
Vitro SA de CV:
11.75% due 11/01/13 *	75,000	72,562

		580,937

Semiconductors - 0.23%

STATS ChipPAC, Ltd.:
6.75% due 11/15/11 *	150,000	147,375

Telecommunications - 0.26%

Empresa Brasileira de Telecom SA:
11.00% due 12/15/08	25,000	27,750
Kyivstar GSM:
10.38% due 08/17/09 *	125,000	134,375

		162,125

Utilities - Electric - 2.70%

AES Drax Energy, Ltd.:
11.50% due 08/30/10 +(2)	475,000	2,375
Calpine Canada Energy Finance, ULC:
8.50% due 05/01/08	2,400,000	1,716,000

		1,718,375

Water Services - 0.13%

Companhia de Saneamento Basico do Estado de Sao Paulo:
12.00% due 06/20/08 *	75,000	83,813

Total Foreign Bonds & Notes
(Cost $7,074,378)		7,156,114

COMMON STOCK - 5.59%
Automotive - 0.03%

Exide Technologies+	1,450	18,052

Broadcasting - 0.22%

Cablevision Systems Corp., Class A+	6,559	140,035

Commercial Services - 0.27%

NES Rentals Holdings, Inc.+	15,414	171,095

Leisure & Tourism - 0.71%

Boyd Gaming Corp.	4,100	150,716
Isle of Capri Casinos, Inc.+	3,400	83,402
Magna Entertainment Corp., Class A+	10,500	63,000
MGM Mirage, Inc.+	2,650	154,495

		451,613

Real Estate Investment Trusts - 0.39%

Meristar Hospitality Corp.+	36,815	250,342

Retail - 0.00%

MTS, Inc. (1)(8)	3,863	0

Telecommunications - 3.97%

AirGate PCS, Inc.+	6,925	224,855
AirGate PCS, Inc.+*(1)	19,274	625,827
iPCS, Inc.+	57,705	1,477,248
Telewest Global, Inc.+	13,644	199,748

		2,527,678

Total Common Stock
(Cost $2,549,306)		3,558,815

PREFERRED STOCK - 0.62%
Broadcasting - 0.37%

Paxson Communications Corp.: 13.25% (4)	31	232,500

Commercial Services - 0.05%

Rent-Way, Inc.: 8.00% (1)(8)(11)	4	35,000

Retail - 0.20%

GNC Corp.:
12.00% (1)(4)	125	129,375

Total Preferred Stock
(Cost $442,251)		396,875

WARRANTS - 0.01%
Automotive - 0.01%

Exide Technologies:
Expires 05/05/11 +	3,627	6,928

Telecommunications - 0.00%

GT Group Telecommunications, Inc.:
Expires 02/01/10 +*(1)	200	2

Total Warrants
(Cost $36,751)		6,930

Total Long-Term Investment Securities
(Cost $55,784,592)		58,979,274

REPURCHASE AGREEMENT - 5.10%

Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 11/30/04, to be repurchased 12/01/04 in the amount of $3,245,171 and collateralized by Federal National Mtg. Assoc. Disc. Notes, bearing interest at 2.25%, due 12/15/04 and having an approximate value of $3,346,858 (10)

(Cost $3,245,000)	$3,245,000	3,245,000

TOTAL INVESTMENTS
(Cost $59,029,592)(7)	97.79%	62,224,274
Other assets less liabilities	2.21%	1,406,078

NET ASSETS	100.00%	$63,630,352

SHORT BOND POSITIONS - (0.69%)
Building Materials - (0.34%)

Ainsworth Lumber Co., Ltd.:
6.75% due 03/15/14	$(225,000)	$(216,000)

Financial Services - (0.24%)

Poster Financial Group, Inc.:
8.75% due 12/01/11	(150,000)	(154,125)

Semiconductors - (0.11%)

Amkor Technology, Inc.:
7.75% due 05/15/13	(75,000)	(66,187)

Total Short Bond Positions
(Proceeds $(438,375))		$(436,312)

SHORT PREFERRED STOCK POSITION - (0.05%)
Appliances/Furnishings - (0.05%)

Fedders Corp.:
8.60%
(Proceeds $(31,871))	(1,344)	$(31,302)

+	Non-income producing

*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2004, the aggregate value of these securities was 12,025,315 representing 18.90% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security (see Note 1)

(2)	Bond in default

(3)	Security is a “step up” bond where the coupon rate increases or steps up at a predetermined rate. Rates shown reflects the increased rate.

(4)	PIK (“Payment-in-Kind”) Security. Payments made with additional securities in lieu of cash.

(5)	Company has filed Chapter 11 bankruptcy.

(6)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	Illiquid security

(9)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade of upgrade. The rate reflected is as of November 30, 2004.

(10)	The security or a portion thereof represents collateral for securities sold short.

(11)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2004, the High Yield Bond Fund held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Value as % of Net Assets
Rent-Way Inc. 8.00% Preferred Stock	05/29/2003	4	$35,000	$35,000	0.06%

The following represents the investment holdings held by High Yield Fund as a percentage of net assets as of November 30, 2004:

Country	Percentage of Net Assets
Belgium	1.31%
Brazil	0.18%
Canada	5.42%
Cayman Islands	1.13%
Colombia	0.12%
France	0.92%
Germany	0.21%
Ireland	0.95%
Mexico	0.73%
Netherlands	0.04%
Singapore	0.23%
United States	86.55%

97.79%

See Notes to Schedule of Investments

INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.42%
Advertising - 0.55%

Advance Create Co., Ltd.	77	$220,748
STW Communications Group, Ltd.	9,100	22,196

		242,944

Airlines - 0.69%

Auckland International Airport, Ltd.	18,459	102,938
Skymark Airlines Co., Ltd.+	220	202,041

		304,979

Apparel & Products - 2.98%

Billabong International, Ltd.	9,989	87,894
Camaieu	4,700	438,326
Maruko Co., Ltd.	16,000	120,350
Maruko Co., Ltd.(2)	32,000	220,175
Nagaileben Co., Ltd.	17,500	317,007
Prime Success International Group, Ltd.	924,000	140,225

		1,323,977

Appliances/Furnishings - 1.07%

Corona Corp.	12,500	200,194
Rational AG	3,000	276,193

		476,387

Automotive - 3.84%

ElringKlinger AG	8,400	626,713
FCC Co., Ltd.	11,000	345,287
Nokian Renkaat Oyj	4,900	704,196
Pacifica Group, Ltd.	10,279	29,038
TI Automotive, Ltd., Class A(1)	7,400	0

		1,705,234

Banks - 5.02%

Adelaide Bank, Ltd.	7,078	55,178
Bank of Queensland, Ltd.	5,912	48,598
Banque Cantonale Vaudoise	2,300	355,181
IKB Deutsche Industriebank AG	17,500	479,267
Jyske Bank A/S+	9,800	351,584
OKO Bank, Class A	32,900	457,071
Piraeus Bank SA	30,600	481,665

		2,228,544

Beverages - 1.72%

Asahi Soft Drinks Co., Ltd.+	26,500	221,477
C&C Group, PLC	108,900	405,376
Southcorp, Ltd.+	47,853	134,814

		761,667

Broadcasting - 2.23%

Antena 3 de Television SA+	7,900	519,881
Modern Times Group AB, Class B+	18,400	468,403

		988,284

Building Materials - 1.90%

Buzzi Unicem SpA	23,300	326,799
CSR, Ltd.	69,185	137,239
Fletcher Building, Ltd.	33,032	145,948
Taiwan Cement Corp.	286,000	172,257
Union Cement Corp.+	1,560,000	59,423

		841,666

Chemical - 0.91%

Ishihara Chemical Co., Ltd.	8,000	147,716
Sinopec Beijing Yanhua Petrochemical Co., Ltd.	218,000	83,410
SK Kaken Co., Ltd.	5,000	174,927

		406,053

Commercial Services - 5.45%

Adsteam Marine, Ltd.	19,900	25,190
Ansell, Ltd.	11,989	84,671
Baycorp Advantage, Ltd.+	17,219	41,466
Coates Hire, Ltd.	14,672	51,414
Corporate Express Australia, Ltd.	7,199	31,395
Doshisha Co., Ltd.	6,300	184,286
Falck A/S+	50,900	544,183
Fiera Milano SpA	18,200	226,474
Heian Ceremony Service Co., Ltd.	6,000	43,149
Hills Motorway Group	13,196	81,992
Icon, PLC+	6,600	246,444
Park24 Co., Ltd.	5,500	103,158
Park24 Co., Ltd.(2)	5,500	99,310
United Group, Ltd.	7,537	37,523
Watabe Wedding Corp.	12,000	262,974
YIT-Yhtyma Oyj	16,100	357,877

		2,421,506

Conglomerates - 1.00%

DCC, PLC	17,462	366,795
Futuris Corp., Ltd.	39,873	64,937
Hellaby Holdings, Ltd.	2,600	11,767

		443,499

Drugs - 1.19%

Ain Pharmaciez, Inc.	14,000	274,830
Metabolic Pharmaceuticals, Ltd.+	10,300	14,231
Novogen, Ltd.+	5,453	22,980
Sigma Co., Ltd.	10,669	76,914
Toho Pharmaceutical Co., Ltd.	15,000	138,484

		527,439

Electronics/Electrical Equipment - 6.50%

GN Store Nord A/S	44,600	460,867
Jurong Technologies Industrial Corp., Ltd.	122,000	97,585
Nakayo Telecommunications, Inc.	3,000	14,869
Neopost SA	9,600	691,101
Optex Co., Ltd.	8,000	160,156
Option NV+	6,720	233,532
Patlite Corp.	14,000	258,639
Raytex Corp.	3,300	50,190
Rotork, PLC	42,500	354,948
SUNX, Ltd.	11,000	168,581
Tomen Electronics Corp.	7,500	394,315

		2,884,783

Financial Services - 6.41%

Aktiv Kapital ASA	25,700	528,160
Australian Stock Exchange, Ltd.	7,765	112,257
AWD Holding AG	11,500	433,128
D. Carnegie & Co. AB	31,000	357,658
Independent Newspapers, Ltd.	8,273	31,821
Infratil, Ltd.	14,317	36,338
Macquarie Communications Infrastructure Group	7,700	30,667
Perpetual Trustees Australia, Ltd.	2,895	123,903
SFE Corp., Ltd.	9,998	63,356
Sumisho Auto Leasing Corp.	13,000	581,147
Sumisho Lease Co., Ltd.	13,300	514,422
Tower, Ltd.+	21,830	33,556

		2,846,413

Foods - 3.00%

AWB, Ltd.	25,733	94,543
China Mengniu Dairy Co., Ltd.+	140,000	108,032
Fyffes, PLC	185,000	511,572
Hiestand Holding AG+	500	393,524
National Foods, Ltd.	16,729	73,729
Orion Corp.	1,550	150,787

		1,332,187

Freight - 2.89%

Cosco Corp. Singapore, Ltd.	181,000	129,306
DSV A/S	7,800	505,234
Hamakyorex Co., Ltd.	8,000	312,536
Jaya Holdings, Ltd.	148,000	92,175
Kintetsu World Express, Inc.	12,000	243,732

		1,282,983

Healthcare - 1.65%

Elekta AB, Class B+	16,600	454,706
Fisher & Paykel Healthcare Corp.	34,584	71,705
Trinity Biotech, PLC Sponsored ADR+	70,900	205,610

		732,021

Home Builders - 1.51%

McCarthy & Stone, PLC	39,000	409,942
Token Corp.	6,200	262,099

		672,041

Hospital Supplies - 0.48%

Mani, Inc.	5,500	212,731

Household Products - 0.22%

Fisher & Paykel Appliances Holdings, Ltd.	18,819	57,720
GWA International, Ltd.	15,741	39,851

		97,571

Human Resources - 1.55%

DIS Deutscher Industrie Service AG	11,000	380,369
Meitec Corp.	8,500	299,028
Skilled Group, Ltd.	3,598	7,109

		686,506

Information Processing - Hardware - 3.89%

Daiwabo Information System Co., Ltd.	17,500	209,524
Net One Systems Co., Ltd.	50	204,567
Otsuka Corp.	11,300	605,083
Roland DG Corp.	11,000	532,361
Tokki Corp.	22,100	175,039

		1,726,574

Information Processing - Services - 3.28%

Agrex, Inc.	600	15,743
Computershare, Ltd.	28,792	118,894
Gemplus International SA+	106,800	237,115
Indra Sistemas SA	30,700	482,014
NDS Group, PLC Sponsored ADR+	15,800	498,490
Proto Corp.	10,000	103,013

		1,455,269

Information Processing - Software - 0.67%

PCA Corp.	11,500	174,344
Telcoware Co., Ltd.+	11,300	125,556

		299,900

Insurance - 1.13%

OAMPS, Ltd.	6,862	18,326
Topdanmark A/S+	6,400	483,261

		501,587

Investment Company - 0.05%

Prime Infrastructure Group	24,168	22,758

Leisure & Tourism - 7.95%

Australian Leisure & Hospitality Group, Ltd.	23,857	69,605
Central Sports Co., Ltd.	12,000	198,251
CTS Eventim AG+	13,513	271,269
HIS Co., Ltd.	15,000	280,175
HIS Co., Ltd.(2)	7,500	140,671
Japan Cash Machine Co., Ltd.	13,300	550,612
Jurys Doyle Hotel Group, PLC	22,900	352,546
Playmates Holdings, Ltd.	886,000	173,200
Punch Taverns, PLC	53,500	615,780
Royal Co., Ltd.	22,000	286,706
Shangri-La Asia, Ltd.	66,000	84,458
Sky City Entertainment Group, Ltd.	31,486	112,104
St. Marc Co., Ltd.	7,500	311,953
UNiTAB, Ltd.	9,500	82,491

		3,529,821

Machinery - 2.42%

Boewe Systec AG	8,900	471,036
Harmonic Drive Systems, Inc.	30	202,624
Miyachi Corp.	10,500	189,796
Obara Corp.	11,000	205,248
Suruga Seiki Co., Ltd.	400	5,772

		1,074,476

Manufacturing - 0.88%

Endo Manufacturing Co., Ltd.	3,000	18,951
Pfleiderer AG+	34,100	369,927

		388,878

Medical - Biomedical/Gene - 0.24%

AnGes MG, Inc.+	19	99,339
Chemeq, Ltd.+	3,801	5,868

		105,207

Medical Technology - 1.27%

Cochlear, Ltd.	4,094	74,259
Sysmex Corp.	12,300	491,283

		565,542

Metals - 1.09%

Crane Group, Ltd.	4,109	32,064
Oiles Corp.	10,000	208,941
OneSteel, Ltd.	41,959	79,994
Sims Group, Ltd.	6,876	94,893
Zinifex, Ltd.+	37,700	67,509

		483,401

Mining - 0.40%

Iluka Resources, Ltd.	17,604	79,488
Jubilee Mines NL	6,500	22,225
Lihir Gold, Ltd.+	77,549	76,616

		178,329

Multimedia - 0.29%

APN News & Media, Ltd.	21,660	83,424
PMP, Ltd.+	21,977	34,265
Southern Cross Broadcasting, Ltd.	900	10,768

		128,457

Oil & Gas - 1.89%

Cairn Energy, PLC+	11,500	329,673
NGC Holdings, Ltd.	11,718	26,055
Oil Search, Ltd.	62,995	88,007
Premier Oil, PLC+	26,400	282,545
Singapore Petroleum Co., Ltd.	51,000	112,728

		839,008

Paper/Forest Products - 1.85%

Fuji Seal International, Inc.	3,400	144,393
Gunns, Ltd.	24,288	78,736
Mayr-Melnhof Karton AG	3,000	479,360
PaperlinX, Ltd.	33,730	121,060

		823,549

Pollution Control - 0.07%

Waste Management NZ, Ltd.	7,508	29,845

Publishing - 1.31%

Arbei-Times Co., Ltd.	15,500	453,401
Toppan Forms Co., Ltd.	2,200	26,298
West Australian Newspapers Holdings, Ltd.	15,778	103,637

		583,336

Real Estate - 2.64%

Centro Properties Group	302	1,205
Commonwealth Property Office Fund	98,836	101,461
DB RREEF Trust+	184,836	186,892
Far East Consortium International, Ltd.	310,000	119,606
HKR International, Ltd.	253,600	134,538
ING Office Fund	65,684	68,950
Macquarie CountryWide Trust	47,861	75,361
Midland Realty Holdings, Ltd.	194,000	113,523
Onyx Property Group	53,187	61,989
Shun Tak Holdings, Ltd.	186,000	188,978
Wheelock Properties, Ltd.	81,000	121,667

		1,174,170

Retail - 5.05%

Carpetright, PLC	6,716	139,905
David Jones, Ltd.	31,086	55,426
Fielmann AG	6,800	470,093
Foodland Associated, Ltd.	8,828	131,167
Giordano International, Ltd.	206,000	129,818
Grafton Group, PLC (Dublin)+	50,000	507,185
Grafton Group, PLC (London)+	5,500	56,302
Japan Automobile Auction, Inc.	80	160,156
Jeronimo Martins SA+	36,800	468,200
Miller’s Retail, Ltd.	13,762	12,853
Village Vanguard Co., Ltd.+	10	82,604
Warehouse Group, Ltd.	10,394	27,198

		2,240,907

Schools - 0.12%

Tokyo Individualized Educational Institute, Inc.	8,700	54,195

Semiconductors - 0.73%

Micronas Holding AG+	7,500	324,098

Telecommunications - 3.18%

iTouch, PLC+	399,800	257,876
Mobistar SA+	5,900	494,156
PKC Group Oyj	36,300	495,138
Zyxel Communications Corp.	72,000	164,297

		1,411,467

Utilities - Electric - 0.10%

Energy Development, Ltd.	7,070	18,772
Pacific Hydro, Ltd.	9,676	27,558

		46,330

Utilities - Gas, Distribution - 0.19%

Alinta, Ltd.	13,909	82,450

Water Services - 0.97%

Northumbrian Water Group, PLC	151,000	432,876

Total Common Stock
(Cost $38,382,870)		41,921,845

PREFERRED STOCK - 1.94%
Building Materials - 0.02%

Tenon, Ltd.+	7,028	10,803

Machinery - 1.28%

Rheinmetall AG	11,200	566,559

Multimedia - 0.64%

ProSieben Sat.1 Media AG	16,800	281,641

Total Preferred Stock
(Cost $783,320)		859,003

Total Long-Term Investment Securities - 96.36
(Cost $39,166,190)		42,780,848

REPURCHASE AGREEMENT - 2.59%

Agreement with State Street Bank & Trust Co., bearing interest at 1.90% dated 11/30/04, to be repurchased 12/01/04 in the amount of $1,151,061 and collaterized by Federal Home Loan Bank Notes, bearing interest at 2.25% due 12/15/04 and having approximate value of $1,188,884

(Cost $1,151,000)	$1,151,000	1,151,000

TOTAL INVESTMENTS
(Cost $40,317,190)(3)	98.95%	43,931,848
Other assets less liabilities	1.05%	467,251

NET ASSETS	100.00%	$44,399,099

ADR -	American Depository Receipt
+	Non-income producing
(1)	Fair valued security (see Note 1)
(2)	Bonus shares
(3)	See Note 4 for cost of investments on a tax basis.

The following represents the investment holdings held by International Small Cap Growth as a percentage of net assets as of November 30, 2004:

Country	Percentage of Net Assets
Australia	1.08%
Austria	8.15%
Belgium	1.64%
China	1.01%
Denmark	5.28%
Finland	4.54%
France	2.55%
Germany	10.42%
Greece	1.08%
Hong Kong	1.22%
Ireland	4.95%
Italy	1.25%
Japan	29.01%
Korea	0.62%
Luxembourg	0.53%
New Zealand	1.57%
Norway	1.19%
Papua New Guinea	0.37%
Philippines	0.13%
Portugal	1.05%
Singapore	1.25%
Spain	2.26%
Sweden	2.88%
Switzerland	2.42%
Taiwan	0.76%
United Kingdom	6.36%
United States	5.38%

Total Investments	98.95%

See Notes to Schedule of Investments

LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.09%
Apparel & Products - 0.72%

American Eagle Outfitters, Inc.	13,800	$576,426

Automotive - 2.04%

American Axle & Manufacturing Holdings, Inc.	20,400	594,864
Ford Motor Co.	73,800	1,046,484

		1,641,348

Banks - 14.01%

Bank of America Corp.	70,600	3,266,662
BB&T Corp.	24,200	1,027,290
First American Corp., Class A	18,000	593,100
KeyCorp	26,000	865,540
National City Corp.	25,700	952,956
Providian Financial Corp.+	41,900	672,495
Sun Trust Banks, Inc.	14,500	1,033,850
U.S. Bancorp	42,300	1,253,349
Wachovia Corp.	16,400	848,700
Wells Fargo & Co.	12,500	772,125

		11,286,067

Beverages - 0.65%

Pepsi Bottling Group, Inc.	18,600	521,172

Building Materials - 0.90%

Sherwin-Williams Co.	16,200	722,520

Chemical - 0.20%

Valspar Corp.	3,300	159,126

Commercial Services - 1.08%

Cendant Corp.	38,300	868,261

Conglomerates - 5.73%

General Electric Co.	109,900	3,886,064
Textron, Inc.	10,000	726,200

		4,612,264

Electronics/Electrical Equipment - 2.05%

Parker Hannifin Corp.	10,000	748,000
Xerox Corp.+	58,800	900,816

		1,648,816

Finance Companies - 1.19%

Capital One Financial Corp.	12,200	958,676

Financial Services - 7.68%

Citigroup, Inc.	54,200	2,425,450
Countrywide Financial Corp.	26,380	876,080
Freddie Mac	5,400	368,604
JPMorgan Chase & Co.	37,760	1,421,664
Lehman Brothers Holdings, Inc.	6,000	502,680
Merrill Lynch & Co., Inc.	8,000	445,680
Morgan Stanley	2,900	147,175

		6,187,333

Foods - 0.74%

Tyson Foods, Inc., Class A	36,300	594,957

Freight - 0.77%

CNF, Inc.	13,200	617,100

Healthcare - 2.86%

Anthem, Inc.	8,300	841,039
Dade Behring Holdings, Inc.+	13,300	714,077
Laboratory Corp. of America Holdings+	15,700	752,815

		2,307,931

Hospital Supplies - 0.85%

Cardinal Health, Inc.	13,100	684,868

Household Products - 1.02%

Kimberly-Clark Corp.	10,500	667,905
Scotts Co., Class A+	2,300	157,665

		825,570

Information Processing - Hardware - 1.82%

Hewlett-Packard Co.	11,076	221,520
International Business Machines Corp.	13,200	1,243,968

		1,465,488

Information Processing - Services - 2.22%

McAfee, Inc.+	28,100	812,090
VeriSign, Inc.+	29,800	980,420

		1,792,510

Insurance - 7.65%

Allstate Corp.	6,400	323,200
Chubb Corp.	15,200	1,158,392
CIGNA Corp.	9,500	665,190
Conseco, Inc.+	54,400	1,033,056
Humana, Inc.+	8,700	215,934
MetLife, Inc.	26,600	1,037,400
Prudential Financial, Inc.	7,800	381,810
Safeco Corp.	14,700	712,509
W.R. Berkley Corp.	13,940	632,179

		6,159,670

Leisure & Tourism - 1.45%

McDonald’s Corp.	38,100	1,171,194

Metals - 1.91%

Phelps Dodge Corp.	6,200	602,206
United States Steel Corp.	17,900	937,244

		1,539,450

Multimedia - 3.57%

Time Warner, Inc.+	74,500	1,319,395
Viacom, Inc., Class B	7,900	274,130
Walt Disney Co.	47,600	1,279,488

		2,873,013

Oil & Gas - 12.29%

ChevronTexaco Corp.	38,700	2,113,020
ConocoPhillips	5,400	491,346
Exxon Mobil Corp.	79,840	4,091,800
Kerr-McGee Corp.	8,400	522,732
Marathon Oil Corp.	20,800	820,352
Occidental Petroleum Corp.	16,900	1,017,549
Sunoco, Inc.	10,200	842,112

		9,898,911

Paper/Forest Products - 1.62%

Georgia-Pacific Corp.	19,400	710,234
Louisiana-Pacific Corp.	24,300	594,621

		1,304,855

Railroads & Equipment - 1.08%

Burlington Northern Santa Fe Corp.	19,400	873,776

Real Estate Investment Trusts - 1.37%

Brandywine Realty Trust	13,600	386,920
Health Care REIT, Inc.	9,000	318,780
Heritage Property Investment Trust, Inc.	12,500	401,250

		1,106,950

Retail - 2.95%

Circuit City Stores, Inc.	49,400	770,146
Kmart Holding Corp.+	8,700	894,621
SUPERVALU, Inc.	22,600	713,934

		2,378,701

Savings & Loan - 2.86%

Astoria Financial Corp.	4,200	174,300
Flagstar Bancorp, Inc.	25,400	553,466
Golden West Financial Corp.	7,600	906,224
Sovereign Bancorp, Inc.	30,600	668,610

		2,302,600

Telecommunications - 6.93%

BellSouth Corp.	6,900	185,058
CenturyTel, Inc.	22,300	734,116
Harris Corp.	12,700	840,613
Motorola, Inc.	18,400	354,384
SBC Communications, Inc.	25,363	638,386
Scientific-Atlanta, Inc.	22,800	675,336
Verizon Communications, Inc.	52,200	2,152,206

		5,580,099

Tobacco - 1.39%

Altria Group, Inc.	19,500	1,121,055

Utilities - Communication - 1.02%

AT&T Corp.	45,000	823,500

Utilities - Electric - 5.58%

Constellation Energy Group, Inc.	15,900	694,830
Exelon Corp.	27,700	1,155,367
NiSource, Inc.	37,000	806,230
PPL Corp.	14,600	758,470
TXU Corp.	17,200	1,080,504

		4,495,401

Utilities - Gas, Distribution - 0.89%

Sempra Energy	19,300	713,714

Total Long-Term Investment Securities - 99.09%
(Cost $69,629,959)		79,813,322

SHORT-TERM INVESTMENTS - 0.79%
Registered Investment Companies - 0.79%

American AAdvantage Money Market Fund
(Cost $636,364)	$636,364	636,364

TOTAL INVESTMENTS
(Cost $70,266,323) (1)	99.88%	80,449,686
Other assets less liabilities	0.12%	98,947

NET ASSETS	100.00%	$80,548,633

+	Non - income producing
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.04%
Advertising - 0.89%

Omnicom Group, Inc.	5,460	$442,260

Apparel & Products - 3.55%

Abercrombie and Fitch Co., Class A	11,700	532,935
Coach, Inc.+	10,700	533,288
Polo Ralph Lauren Corp., Class A	17,800	701,142

		1,767,365

Auto - Replacement Parts - 0.80%

Advance Auto Parts, Inc.+	9,600	396,096

Banks - 1.00%

Zions Bancorp.	7,500	498,750

Broadcasting - 0.56%

Univision Communications, Inc., Class A+	9,210	277,221

Building Materials - 1.75%

Chicago Bridge & Iron Co. NV	8,800	340,560
Fastenal Co.	8,630	527,811

		868,371

Chemical - 2.62%

Ecolab, Inc.	7,400	258,852
Invitrogen Corp.+	4,100	248,050
Praxair, Inc.	5,500	246,950
Rohm & Haas Co.	12,500	551,125

		1,304,977

Commercial Services - 5.77%

Alliance Data Systems Corp.+	12,100	519,090
CDW Corp.	3,900	256,308
Cintas Corp.	10,400	465,088
Corrections Corp. of America+	13,900	549,050
Iron Mountain, Inc.+	15,000	451,950
Moody’s Corp.	4,000	323,000
Paychex, Inc.	9,300	308,388

		2,872,874

Conglomerates - 1.00%

Eaton Corp.	7,360	496,064

Drugs - 4.41%

Caremark Rx, Inc.+	19,212	687,021
Sepracor, Inc.+	5,000	222,550
Shire Pharmaceuticals Group, PLC ADR	25,200	756,756
Valeant Pharmaceuticals International	21,800	527,778

		2,194,105

Electronics/Electrical Equipment - 4.42%

Amphenol Corp., Class A+	17,100	600,381
Comverse Technology, Inc.+	23,200	493,464
Garmin, Ltd.	9,400	547,268
Waters Corp.+	11,900	555,254

		2,196,367

Financial Services - 4.26%

Franklin Resources, Inc.	7,000	459,410
Investors Financial Services Corp.	9,400	412,096
Legg Mason, Inc.	9,385	639,494
T. Rowe Price Group, Inc.	10,300	609,348

		2,120,348

Freight - 1.12%

CH Robinson Worldwide, Inc.	7,400	397,750
Sirva, Inc.+	7,900	157,210

		554,960

Healthcare - 1.43%

Cooper Cos., Inc.	3,300	229,449
Kinetic Concepts, Inc.+	7,600	481,992

		711,441

Heavy Duty Trucks/Parts - 0.53%

PACCAR, Inc.	3,400	265,540

Home Builders - 0.98%

Pulte Homes, Inc.	8,800	486,288

Hospital Supplies - 1.00%

Henry Schein, Inc.+	7,600	495,368

Human Resources - 1.56%

Manpower, Inc.	16,030	775,371

Information Processing - Hardware - 2.27%

Juniper Networks, Inc.+	9,600	264,288
PalmOne, Inc.+	12,800	448,512
Storage Technology Corp.+	14,300	416,702

		1,129,502

Information Processing - Services - 4.84%

Ask Jeeves, Inc.+	9,600	248,064
DST Systems, Inc.+	16,900	823,875
Symantec Corp.+	4,020	256,516
VeriSign, Inc.+	32,800	1,079,120

		2,407,575

Information Processing - Software - 3.00%

Intuit, Inc.+	11,400	476,976
Mercury Interactive Corp.+	7,600	346,636
NAVTEQ Corp.+	5,300	228,695
Novell, Inc.+	71,900	438,590

		1,490,897

Insurance - 2.12%

Aetna, Inc.	5,100	604,401
Quanta Capital Holdings, Ltd.+	5,700	53,466
Willis Group Holdings, Ltd.	10,500	397,425

		1,055,292

Leisure & Tourism - 5.66%

Hilton Hotels Corp.	37,600	776,816
Royal Caribbean Cruises, Ltd.	13,500	670,950
Starwood Hotels & Resorts Worldwide, Inc., Class B	13,400	700,686
Station Casinos, Inc.	11,700	667,368

		2,815,820

Machinery - 2.98%

Cooper Industries, Ltd., Class A	4,700	311,657
Cummins, Inc.	4,900	390,138
Ingersoll-Rand Co., Class A	7,000	520,940
Zebra Technologies Corp., Class A+	5,150	258,942

		1,481,677

Medical - Biomedical/Gene - 0.80%

Genzyme Corp.+	7,100	397,671

Medical Technology - 1.84%

Inamed Corp.+	6,000	321,900
Nobel Biocare Holding AG	1,800	323,611
Zimmer Holdings, Inc.+	3,300	269,280

		914,791

Multimedia - 0.96%

E.W. Scripps Co., Class A	10,200	476,748

Oil & Gas - 4.98%

Halliburton Co.	6,400	264,640
Murphy Oil Corp.	7,910	674,802
Smith International, Inc.+	8,820	534,228
Talisman Energy, Inc.	26,500	746,770
Weatherford International, Ltd.+	4,800	256,224

		2,476,664

Pollution Control - 1.72%

Republic Services, Inc., Class A	15,830	498,487
Stericycle, Inc.+	8,600	359,394

		857,881

Real Estate Investment Trusts - 2.29%

AAMES Investment Corp.+	42,900	467,610
New Century Financial Corp.	10,600	670,556

		1,138,166

Retail - 6.15%

BJ’s Wholesale Club, Inc.+	15,600	463,164
Dollar General Corp.	20,100	396,975
Express Scripts, Inc., Class A+	6,700	482,132
Kohl’s Corp.+	9,500	438,520
Priceline.com, Inc.+	6,300	150,381
Ross Stores, Inc.	17,900	481,510
Staples, Inc.	20,300	647,773

		3,060,455

Schools - 1.48%

Apollo Group, Inc., Class A+	2,660	212,002
Career Education Corp.+	13,500	525,150

		737,152

Semiconductors - 4.54%

Altera Corp.+	17,490	396,673
KLA-Tencor Corp.+	5,700	256,842
Microchip Technology, Inc.	19,005	535,561
National Semiconductor Corp.+	33,700	521,002
Novellus Systems, Inc.+	20,300	546,882

		2,256,960

Telecommunications - 6.93%

Amdocs, Ltd.+	22,550	582,918
American Tower Corp., Class A+	36,300	658,119
Avaya, Inc.+	44,300	727,406
Corning, Inc.+	34,200	430,236
Nextel Partners, Inc., Class A+	26,005	470,430
Scientific-Atlanta, Inc.	8,200	242,884
Spectrasite, Inc.+	5,800	336,168

		3,448,161

Therapeutics - 0.65%

MGI Pharma, Inc.+	12,000	323,880

Utilities - Gas, Pipeline - 1.41%

Williams Cos., Inc.	42,200	703,474

Water Services - 0.77%

Nalco Holding Co.+	20,000	384,600

Total Common Stock
(Cost $39,532,102)		46,281,132

EXCHANGE-TRADED FUNDS - 0.94%

iShares Nasdaq Biotechnology Index Fund+
(Cost $446,334)	6,600	465,300

Total Long-Term Investment Securities - 93.98%
(Cost $39,978,436)		46,746,432

REPURCHASE AGREEMENT - 3.26%

Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 11/30/04, to be repurchased 12/1/04 in the amount of $1,624,086 and collateralized by Federal National Mtg. Corp. Disc. Notes, bearing interest at 2.25%, due 12/15/04 and having an approximate value of $1,673,429

(Cost $1,624,000)	$1,624,000	1,624,000

TOTAL INVESTMENTS
(Cost $41,602,436)(1)	97.24%	48,370,432
Other assets less liabilities	2.76%	1,375,338

NET ASSETS	100.00%	$49,745,770

ADR - American Depository Receipt

+	Non-income producing
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.37%
Aerospace/Defense - 1.63%

Bombardier, Inc., Class B	415,500	$806,014
United Defense Industries, Inc.+	65,100	2,949,030

		3,755,044

Airlines - 0.36%

Continental Airlines, Inc., Class B+	36,800	409,952
ExpressJet Holdings, Inc.+	35,800	417,428

		827,380

Apparel & Products - 3.27%

Foot Locker, Inc.	215,100	5,588,298
VF Corp.	36,300	1,959,837

		7,548,135

Automotive - 3.55%

Borg-Warner, Inc.	39,700	1,987,382
Compagnie Generale des Etablissements Michelin, Class B	70,400	4,069,435
Cooper Tire & Rubber Co.	103,900	2,121,638

		8,178,455

Banks - 4.26%

City National Corp.	19,000	1,299,600
Comerica, Inc.	6,600	405,900
Hibernia Corp., Class A	128,900	3,727,788
UnionBanCal Corp.	71,000	4,389,930

		9,823,218

Broadcasting - 2.33%

UnitedGlobalCom, Inc., Class A+	645,840	5,379,847

Building Materials - 3.25%

Rinker Group, Ltd.	574,019	4,253,341
York International Corp.	88,000	3,244,560

		7,497,901

Chemical - 1.88%

Engelhard Corp.	110,700	3,308,823
Mosaic Co.+	58,900	1,023,682

		4,332,505

Commercial Services - 1.55%

BearingPoint, Inc.+	246,000	2,140,200
United Rentals, Inc.+	79,800	1,426,026

		3,566,226

Drugs - 3.76%

Barr Pharmaceuticals, Inc.+	81,300	3,174,765
Biovail Corp.+	174,500	2,626,225
Endo Pharmaceuticals Holdings, Inc.+	140,300	2,873,344

		8,674,334

Electronics/Electrical Equipment - 5.69%

Arrow Electronics, Inc.+	170,700	4,187,271
Graftech International, Ltd.+	368,500	3,515,490
Tektronix, Inc.	46,000	1,443,020
Vishay Intertechnology, Inc.+	272,500	3,981,225

		13,127,006

Financial Services - 5.60%

Affiliated Managers Group, Inc.+	40,100	2,541,538
Apollo Investment Corp.+	161,400	2,380,650
CIT Group, Inc.	119,500	5,108,625
IndyMac Bancorp, Inc.	55,800	1,812,942
Webster Financial Corp.	21,600	1,081,080

		12,924,835

Foods - 3.77%

Bunge, Ltd.	104,700	5,519,784
Smithfield Foods, Inc.+	109,000	3,166,450

		8,686,234

Freight - 2.72%

CNF, Inc.	84,800	3,964,400
USF Corp.	62,500	2,310,625

		6,275,025

Healthcare - 1.06%

Dentsply International, Inc.	46,450	2,443,735

Heavy Duty Trucks/Parts - 0.16%

TRW Automotive Holdings Corp.+	17,400	368,532

Information Processing - Services - 0.59%

Unisys Corp.+	119,200	1,369,608

Insurance - 11.31%

AMBAC Financial Group, Inc.	78,900	6,416,937
Coventry Health Care, Inc.+	52,000	2,580,760
Everest Reinsurance Group, Ltd.	16,900	1,424,163
Health Net, Inc.+	40,100	1,091,522
Platinum Underwriters Holdings, Ltd.	43,900	1,308,659
Radian Group, Inc.	66,100	3,387,625
Reinsurance Group of America, Inc.	136,800	6,350,256
RenaissanceRe Holdings, Ltd.	70,100	3,529,535

		26,089,457

Leisure & Tourism - 2.41%

Bally Total Fitness Holding Corp.+	214,600	714,618
CBRL Group, Inc.	104,200	4,248,234
Ruby Tuesday, Inc.	21,400	589,570

		5,552,422

Machinery - 1.30%

Pall Corp.	111,000	3,006,990

Metals - 2.73%

Grupo Imsa SA de CV ADR	42,600	1,118,250
Inco, Ltd.+	61,800	2,328,624
International Steel Group, Inc.+	70,700	2,851,331

		6,298,205

Multimedia - 1.69%

Cinram International, Inc.	228,200	3,897,482

Oil & Gas - 7.06%

EOG Resources, Inc.	44,300	3,325,601
IHC Caland NV	87,007	5,324,355
Talisman Energy, Inc.	105,100	2,961,718
UGI Corp.	51,700	2,097,986
XTO Energy, Inc.	70,850	2,575,398

		16,285,058

Paper/Forest Products - 4.42%

Pactiv Corp.+	208,600	5,183,710
Sappi, Ltd. Sponsored ADR	140,000	1,904,000
Smurfit-Stone Container Corp.+	172,400	3,096,304

		10,184,014

Pollution Control - 0.45%

Republic Services, Inc., Class A	33,100	1,042,319

Publishing - 1.29%

R. R. Donnelley & Sons Co.	85,400	2,963,380

Railroads & Equipment - 0.82%

CSX Corp.	49,500	1,887,435

Real Estate - 0.49%

CB Richard Ellis Group, Inc.+	42,100	1,140,489

Retail - 6.25%

Office Depot, Inc.+	162,100	2,658,440
Rent-A-Center, Inc.+	86,700	2,209,983
Ross Stores, Inc.	106,000	2,851,400
United Stationers, Inc.+	69,100	3,308,508
Yankee Candle Co., Inc.+	111,000	3,381,060

		14,409,391

Semiconductors - 8.41%

Axcelis Technologies, Inc.+	44,100	321,930
Fairchild Semiconductor International, Inc., Class A+	327,400	5,009,220
Freescale Semiconductor, Inc., Class A+	71,400	1,260,924
Lam Research Corp.+	171,900	4,471,119
QLogic Corp.+	66,100	2,273,179
Teradyne, Inc.+	146,800	2,504,408
Varian Semiconductor Equipment Associates, Inc.+	100,000	3,552,000

		19,392,780

Telecommunications - 0.48%

Citizens Communications Co.	77,400	1,106,820
Mcleod USA, Inc.	411,700	0

		1,106,820

Utilities - Electric - 3.83%

Edison International, Inc.	61,400	1,958,660
PPL Corp.	91,400	4,748,230
Wisconsin Energy Corp.	64,200	2,135,934

		8,842,824

Total Long-Term Investment Securities
(Cost $193,328,520)		226,877,086

REPURCHASE AGREEMENT - 2.02%

Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 11/30/04, to be repurchased 12/1/04 in the amount of $4,662,246 and collateralized by $4,830,000 of Federal National Mgt. Assoc. Notes, bearing interest at 4.61%, due 10/10/13 and having an approximate value of $4,805,850

(Cost $4,662,000)	$4,662,000	4,662,000

TOTAL INVESTMENTS
(Cost $197,990,520) (1)	100.39%	231,539,086
Liabilities in excess of other assets	(0.39)%	(904,029)

NET ASSETS	100.00%	$230,635,057

+	Non - income producing
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MODERATE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES(1) - 100.08%
Bond Fund - 26.02%

VALIC Co. II Core Bond Fund	1,633,538	$16,319,044

International Equity Fund - 15.51%

VALIC Co. II International Small Cap Equity Fund	832,937	9,728,702

Large Cap Equity Funds - 25.32%

VALIC Co. II Capital Appreciation Fund	1,870,410	15,879,778
VALIC Co. II Large Cap Value Fund	1,225,046	16,256,360

		32,136,138

Mid Cap Equity Funds - 2.50%

VALIC Co. II MidCap Value Fund	86,597	1,569,143
VALIC Co. II MidCap Growth Fund	233,158	1,569,151

		3,138,294

Small Cap Equity Funds - 1.10%

VALIC Co. II Small Cap Growth Fund	59,933	690,429
VALIC Co. II Small Cap Value Fund	49,260	753,189

		1,443,618

TOTAL INVESTMENTS
(Cost $58,406,010)(2)	100.08%	62,765,796
Liabilities in excess of other assets	(0.08)%	(47,381)

NET ASSETS -	100.00%	$62,718,415

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MONEY MARKET II FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Principal Amount	Value (Note 1)
COMMERCIAL PAPER - 67.09%

Apreco, Inc. (LOC - Citibank):
1.95% due 12/06/04	$1,000,000	$999,729
Atlantis One Funding Corp.:
2.19% due 02/09/05	1,000,000	995,742
Barton Capital Corp. (LOC - Societe Generale):
2.04% due 12/16/04	1,000,000	999,150
Cafco, LLC:
2.24% due 02/10/05	1,000,000	995,582
2.03% due 01/18/05	1,000,000	997,293
CRC Funding, LLC:
1.87% due 12/14/04	1,000,000	999,325
1.81% due 12/10/04	1,000,000	999,547
CXC, Inc.:
1.81% due 12/14/04	1,000,000	999,346
1.80% due 12/07/04	1,000,000	999,700
Cancara Asset Securitisation, Ltd.:
2.10% due 01/27/05	1,000,000	996,675
Citibank NA:
1.98% due 01/06/05	2,000,000	2,000,000
Delaware Funding Corp. (LOC - JPMorgan):
2.10% due 12/22/04	1,000,000	998,775
2.06% due 12/20/04	1,000,000	998,913
Edison Asset Securitization, LLC (LOC - GE Capital Corp.):
2.13% due 02/02/05	1,000,000	996,272
2.00% due 01/13/05	1,000,000	997,611
First Tennessee Bank NA:
2.27% due 01/28/05	1,000,000	1,000,000
2.05% due 12/15/04	1,000,000	1,000,000
Fountain Square Commercial Funding:
1.82% due 12/10/04	1,000,000	999,545
Galaxy Funding, Inc.:
2.23% due 02/10/05	1,000,000	995,602
2.04% due 01/24/05	1,000,000	996,940
General Electric Capital Corp.:
1.86% due 12/16/04	1,000,000	999,225
Giro Funding United States Corp.:
2.01% due 01/18/05	1,000,000	997,320
1.81% due 12/13/04	1,000,000	999,397
Goldman Sachs Group, Inc.:
2.11% due 07/29/05	1,500,000	1,500,000
Govco, Inc.:
2.05% due 01/21/05	1,500,000	1,495,644
1.85% due 12/17/04	1,000,000	999,178
Greyhawk Fund, Corp.:
2.25% due 02/16/05	1,000,000	995,188
1.88% due 12/07/04	1,000,000	999,687
Merril Lynch & Co., Inc.:
2.16% due 01/31/05	1,000,000	1,000,000
Preferred Receivables Funding Co.:
2.11% due 12/21/04	1,000,000	998,828
2.05% due 12/14/04	1,000,000	999,260
Sheffield Receivables Corp. (LOC - Barclays):
2.18% due 01/04/05	1,000,000	997,941
2.16% due 01/07/05	1,000,000	997,780
Sigma Finance, Inc.:
2.09% due 04/21/05	1,000,000	999,961
Surrey Funding Corp. (LOC - Barclays):
2.13% due 02/02/05	1,000,000	996,273
Sydney Capital, Inc.:
2.25% due 01/05/05	1,000,000	997,812
1.88% due 12/07/04	1,500,000	1,499,530
UBS Finance, Inc.:
2.07% due 12/01/04	2,000,000	2,000,000
Wells Fargo & Co.:
2.16% due 02/07/05	1,000,000	1,000,000
1.89% due 12/13/04	1,000,000	1,000,000
White Pine Finance, LLC:
2.09% due 11/18/05	1,000,000	1,000,000
Windmill Funding Corp. (LOC - ABN AMRO):
2.04% due 12/16/04	1,000,000	999,150
1.81% due 12/13/04	1,000,000	999,397

Total Commercial Paper
(Cost $46,437,318)		46,437,318

GOVERNMENT AGENCIES - 29.61%

Federal Home Loan Bank:
2.10% due 04/25/05	2,000,000	1,999,971
1.46% due 03/01/05	1,000,000	1,000,000
1.40% due 04/01/05	1,000,000	1,000,000
1.30% due 02/23/05	1,000,000	1,000,000
1.30% due 04/11/05	1,000,000	1,000,000
Federal Home Loan Mtg. Corp.:
2.13% due 01/04/05	1,000,000	997,988
1.82% due 12/14/04	2,500,000	2,498,357
1.50% due 02/14/05	1,000,000	1,000,000
1.12% due 12/20/04	3,000,000	2,998,227
Federal National Mtg. Assoc.:
2.04% due 07/26/05	1,500,000	1,499,902
1.96% due 01/18/05	1,000,000	999,932
1.65% due 02/08/05	1,500,000	1,500,000
1.50% due 05/09/05	1,000,000	1,000,000
1.38% due 02/14/05	1,000,000	1,000,000
1.33% due 02/23/05	1,000,000	1,000,000

Total Government Agencies
(Cost $20,494,377)		20,494,377

Total Short-Term Investment Securities - 96.70%
(Cost $66,931,695)		66,931,695

REPURCHASE AGREEMENTS - 3.44%

State Street Bank & Trust Co., Joint Repurchase Agreement (2)	385,000	385,000
UBS Warburg, LLC, Joint Repurchase Agreement (2)	2,000,000	2,000,000

Total Repurchase Agreements
(Cost $2,385,000)		2,385,000

TOTAL INVESTMENTS
(Cost $69,316,695 ) (1)	100.14%	69,316,695
Liabilities in excess of other assets	(0.14)%	(97,727)

NET ASSETS -	100.00%	$69,218,968

LOC -	Letter of Credit. Principal and interest payments are guaranteed by the letter of credit agreements.
(1)	See Note 4 for cost of investments on a tax basis.

(2)	See Note 2 for details of Joint Repurchase Agreements.

Allocation of investments as a percentage of net assets by industry category held in Money Market II as of November 30, 2004:

Asset Backed- Collaterized Loan Obligations	1.44%
Asset Backed- Loans	1.44%
Asset Backed/ Receivables	20.93%
Asset Backed/Multi-Asset	11.54%
Asset Backed/Securities	15.13%
Commercial Bank	3.44%
Diversified Financial Services	5.78%
Domestic Bank	2.89%
Finance	1.44%
Government Agencies	29.61%
Investment Bank/Brokerage	3.61%
Regional Bank	2.89%

100.14%

See Notes to Schedule of Investments

SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)
	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 98.20%
Apparel & Products - 1.47%

Casual Male Retail Group, Inc.+	3,200	$13,824
Finish Line, Inc., Class A	7,400	136,160
Hot Topic, Inc.+	15,300	250,461
J. Jill Group, Inc.+	14,300	246,961

		647,406

Automotive - 0.81%

Oshkosh Truck Corp., Class B	5,700	358,074

Banks - 3.35%

East West Bancorp, Inc.	8,000	331,760
First State Bancorp.	7,011	263,403
Greater Bay Bancorp	13,300	386,365
UCBH Holdings, Inc.	3,300	149,622
Umpqua Holdings Corp.	13,400	342,638

		1,473,788

Broadcasting - 0.56%

Cumulus Media, Inc., Class A+	13,500	206,280
Radio One, Inc., Class D+	2,900	40,455

		246,735

Chemical - 6.03%

Cabot Corp.	13,300	500,745
Cabot Microelectronics Corp.+	12,000	443,400
FMC Corp.+	11,200	554,960
Minerals Technologies, Inc.	8,300	550,705
Nova Chemicals Corp.	6,500	301,340
Westlake Chemical Corp.	9,600	301,344

		2,652,494

Commercial Services - 2.26%

BearingPoint, Inc.+	36,000	313,200
Maximus, Inc.+	6,300	197,379
Parexel International Corp.+	12,900	266,127
PRG-Shultz International, Inc.+	39,900	215,460

		992,166

Drugs - 3.23%

Angiotech Pharmaceuticals, Inc.+	12,500	229,250
Impax Laboratories, Inc.+	10,900	136,468
Medicis Pharmaceutical Corp., Class A	5,000	183,950
OSI Pharmaceuticals, Inc.+	5,000	237,900
Pharmion Corp.+	4,500	190,530
Salix Pharmaceuticals, Ltd.+	13,600	206,040
Taro Pharmaceutical Industries, Ltd., Class A+	8,000	237,120

		1,421,258

Electronics/Electrical Equipment - 10.47%

Advanced Energy Industries, Inc.+	17,500	149,625
Ametek, Inc.	7,400	241,832
C&D Technologies, Inc.	6,200	107,446
Coherent, Inc.+	10,200	294,678
Electro Scientific Industries, Inc.+	21,400	415,588
Flir Systems, Inc.+	9,400	529,690
Graftech International, Ltd.+	26,600	253,764
Mettler-Toledo International, Inc.+	11,100	572,760
Microtune, Inc.+	26,300	157,274
Photon Dynamics, Inc.+	7,800	171,990
Silicon Laboratories, Inc.+	4,300	129,602
Tektronix, Inc.	15,400	483,098
Trimble Navigation, Ltd.+	10,000	315,700
Varian, Inc.+	14,700	550,515
Wilson Greatbatch Technologies, Inc.+	11,700	234,585

		4,608,147

Finance Companies - 1.21%

Ares Capital Corp.+	4,800	86,400
Federal Agricultural Mtg. Corp., Class C+	3,200	72,512
Financial Federal Corp.+	9,700	373,062

		531,974

Financial Services - 2.65%

Jackson Hewitt Tax Service, Inc.	12,600	272,034
Jefferies Group, Inc.	5,200	211,224
National Financial Partners Corp.	7,100	246,654
NCO Group, Inc.+	17,300	434,403

		1,164,315

Foods - 0.27%

Performance Food Group Co.+	2,900	76,096
United Natural Foods, Inc.+	1,500	42,195

		118,291

Freight - 4.17%

Forward Air Corp.+	16,800	778,680
Knight Transportation, Inc.+	15,400	371,140
Landstar System, Inc.+	9,700	683,947

		1,833,767

Healthcare - 5.43%

American Medical Systems Holdings, Inc.+	14,700	560,952
LabOne, Inc.+	8,800	265,320
Molina Healthcare, Inc.+	5,700	247,665
Pharmaceutical Product Development, Inc.+	7,300	307,403
RehabCare Group, Inc.+	10,600	278,992
Steris Corp.+	16,500	377,520
Symbion, Inc.+	6,600	126,456
United Surgical Partners International, Inc.+	5,700	224,979

		2,389,287

Hospital Management - 1.33%

Select Medical Corp.	13,000	226,850
VCA Antech, Inc.+	19,200	356,352

		583,202

Hospital Supplies - 0.45%

Merit Medical Systems, Inc.+	17,366	197,278

Human Resources - 1.04%

CDI Corp.	11,100	214,452
Resources Connection, Inc.+	5,400	244,944

		459,396

Information Processing - Hardware - 1.21%

Avocent Corp.+	11,100	421,023
LaserCard Corp.+	4,700	46,718
Overland Storage, Inc.+	4,200	62,370

		530,111

Information Processing - Services - 7.02%

Adaptec, Inc.+	25,200	196,560
aQuantive, Inc.+	25,800	224,202
Ask Jeeves, Inc.+	9,100	235,144
Catapult Communications Corp.+	13,200	358,248
Entrust, Inc.+	39,200	146,216
FileNET Corp.+	14,900	399,469
Jack Henry & Associates, Inc.	11,500	221,720
Macromedia, Inc.+	22,500	641,925
National Instruments Corp.	18,800	537,680
ValueClick, Inc.+	9,800	126,420

		3,087,584

Information Processing - Software - 6.81%

Ascential Software Corp.+	25	342
Aspen Technologies, Inc.+	7,700	44,429
Borland Software Corp.+	18,900	220,941
F5 Networks, Inc.+	8,000	344,400
Global Payments, Inc.	10,900	601,244
Hyperion Solutions Corp.+	6,700	300,227
IDX Systems Corp.+	5,500	193,160
Lawson Software, Inc.+	35,000	216,300
NetIQ Corp.+	21,800	267,486
Quest Software, Inc.+	18,600	287,928
RSA Security, Inc.+	11,000	232,650
Verity, Inc.+	21,000	287,910

		2,997,017

Insurance - 2.35%

Centene Corp.+	1,600	85,600
EMC Insurance Group, Inc.	7,000	151,970
IPC Holdings, Ltd.	6,600	280,962
Sierra Health Services, Inc.+	9,300	517,359

		1,035,891

Leisure & Tourism - 4.75%

Alliance Gaming Corp.+	6,800	82,212
BJ's Restaurants, Inc.+	8,900	133,144
Four Seasons Hotels, Inc.	8,300	585,067
La Quinta Corp.+	25,900	208,495
Panera Bread Co., Class A+	8,500	339,490
Penn National Gaming, Inc.+	11,200	591,024
Red Robin Gourmet Burgers, Inc.+	2,900	148,915

		2,088,347

Machinery - 3.18%

Briggs & Stratton Corp.	5,000	196,100
Crane Co.	6,700	202,742
Cuno, Inc.+	4,200	275,226
Flowserve Corp.+	19,800	499,356
Manitowoc Co., Inc.	6,000	224,100

		1,397,524

Medical Technology - 1.45%

CTI Molecular Imaging, Inc.+	11,700	156,546
Digene Corp.+	2,100	50,784
InterMune, Inc.+	13,600	168,776
Serologicals Corp.+	11,300	263,742

		639,848

Metals - 1.35%

Meridian Gold, Inc.+	5,800	113,506
Reliance Steel & Aluminum Co.	6,200	247,442
Roper Industries, Inc.	3,800	233,890

		594,838

Mobile Homes - 0.72%

Winnebago Industries, Inc.	8,300	314,819

Multimedia - 0.49%

Entravision Communications Corp.+	26,500	217,300

Oil & Gas - 6.18%

Cal Dive International, Inc.+	17,700	762,162
Denbury Resources, Inc.+	8,300	240,285
FMC Technologies, Inc.+	14,100	463,185
Patterson-UTI Energy, Inc.	16,800	336,000
PetroQuest Energy, Inc.+	25,800	130,032
Spinnaker Exploration Co.+	14,400	522,288
Superior Energy Services, Inc.+	18,000	264,240

		2,718,192

Pollution Control - 0.31%

Waste Connections, Inc.+	4,000	136,240

Publishing - 0.13%

Scholastic Corp.+	1,700	55,998

Real Estate - 1.47%

Jones Lang LaSalle, Inc.+	18,000	646,200

Retail - 3.30%

Cost Plus, Inc.+	8,600	273,308
Fred’s, Inc., Class A	11,400	197,562
Regis Corp.	5,700	254,505
Tractor Supply Co.+	8,500	269,620
Tuesday Morning Corp.+	13,700	458,813

		1,453,808

Savings & Loan - 0.53%

First Niagara Financial Group, Inc.	9,100	131,404
Franklin Bank Corp.+	5,600	102,256

		233,660

Semiconductors - 7.31%

Actel Corp.+	20,500	351,780
Exar Corp.+	23,800	332,724
FormFactor, Inc.+	600	14,466
Integrated Circuit Systems, Inc.+	25,400	600,456
Integrated Device Technology, Inc.+	27,500	312,125
Pericom Semiconductor Corp.+	12,900	113,262
Semtech Corp.+	36,000	736,920
Varian Semiconductor Equipment Associates, Inc.+	19,400	689,088
ZiLOG, Inc.+	10,000	65,500

		3,216,321

Telecommunications - 1.84%

Essex Corp+.	3,500	61,705
NII Holdings, Inc., Class B+	10,100	436,926
ViaSat, Inc.+	14,800	308,876

		807,507

Therapeutics - 2.33%

Eyetech Pharmaceuticals, Inc.+	3,900	157,248
Medicines Co.+	9,800	244,412
NPS Pharmaceuticals, Inc.+	6,300	112,833
Trimeris, Inc.+	15,300	189,873
Vicuron Phamaceuticals, Inc.+	18,300	321,897

		1,026,263

Utilities - Electric - 0.74%

Headwaters, Inc.+	10,200	326,706

Total Long-Term Investment Securities - 98.20%
(Cost $35,946,602)		43,201,752

SHORT-TERM INVESTMENTS - 1.84%
Government Agencies - 1.84%

Federal Home Loan Bank Corp. Disc. Notes:
1.90% due 12/01/04
(Cost $807,000)	$807,000	807,000

TOTAL INVESTMENTS
(Cost $36,753,602)(1)	100.04%	44,008,752
Liabilities in excess of other assets	(0.04)%	(16,366)

Net Assets	100.00%	$43,992,386

+	Non- income producing
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 90.69%
Advertising - 0.25%

Valassis Communications, Inc.+	6,756	$229,366

Aerospace/Defense - 0.38%

AAR Corp.+	11,688	159,775
Herley Industries, Inc.+	4,231	87,116
Kaman Corp., Class A	8,090	97,080

		343,971

Airlines - 1.18%

Alaska Air Group, Inc.+	22,334	697,491
Frontier Airlines, Inc.+	32,381	379,829

		1,077,320

Apparel & Products - 1.20%

Dress Barn, Inc.+	14,141	242,801
Goody’s Family Clothing, Inc.	6,963	67,820
Payless ShoeSource, Inc.+	53,787	628,232
Russell Corp.	6,363	116,697
Wolverine World Wide, Inc.	1,274	38,156

		1,093,706

Appliances/Furnishings - 2.34%

CompX International, Inc., Class A+	16,140	259,047
Furniture Brands International, Inc.	24,184	587,430
Griffon Corp.+	22,553	565,629
HNI Corp.	7,736	327,929
La-Z-Boy Chair Co.	25,201	386,835

		2,126,870

Automotive - 0.32%

Cooper Tire & Rubber Co.	14,200	289,964

Banks - 6.45%

Associated Banc-Corp.	14,841	493,166
C&F Financial Corp.	2,350	92,990
Colonial BancGroup, Inc.	5,214	110,693
Commerce Bancshares, Inc.	9,469	463,129
Community Bank Systems, Inc.	6,545	181,297
Compass Bancshares, Inc.	5,247	244,300
Corus Bankshares, Inc.	3,541	172,340
Eastern Virginia Bankshares, Inc.	5,878	139,838
First Commonwealth Financial Corp.	15,922	244,403
FirstMerit Corp.	20,182	552,381
Fulton Financial Corp.	14,981	335,574
IBERIABANK Corp.	987	63,760
LSB Bancshares, Inc.	9,618	162,063
Mercantile Bank Corp.	6,488	264,710
Mercantile Bankshares Corp.	4,993	257,140
North Valley Bancorp	9,556	183,953
Old National Bancorp	1,545	40,139
Simmons First National Corp., Class A	1,803	52,287
Susquehanna Bancshares, Inc.	8,122	211,172
UMB Financial Corp.	11,566	647,812
Umpqua Holdings Corp.	6,777	173,288
Washington Trust Bancorp, Inc.	6,438	189,406
WesBanco, Inc.	7,875	248,929
Whitney Holding Corp.	7,414	342,082

		5,866,852

Beverages - 0.35%

Farmer Brothers Co.	11,833	314,285

Building Materials - 4.78%

Ameron International Corp.	1,543	58,603
Apogee Enterprises, Inc.	8,288	120,839
Eagle Materials, Inc.	6,041	473,433
Lafarge North America, Inc.	21,464	1,076,420
LSI Industries, Inc.	20,780	206,553
Martin Marietta Materials, Inc.	13,959	701,440
Patrick Industries, Inc.+	10,472	115,611
Shaw Group, Inc.+	41,866	616,686
Texas Industries, Inc.	7,596	455,760
Watsco, Inc.	6,277	207,580
York International Corp.	8,648	318,852

		4,351,777

Chemical - 4.74%

Albemarle Corp.	4,775	190,236
Ashland, Inc.	22,588	1,336,080
H.B. Fuller Co.	18,090	517,736
Hawkins, Inc.	5,837	69,460
Lubrizol Corp.	11,030	381,086
Olin Corp.	5,247	119,054
OM Group, Inc.+	18,381	565,032
Penford Corp.	16,566	278,309
Sensient Technologies Corp.	23,154	533,700
Stepan Co.	12,714	323,826

		4,314,519

Commercial Services - 0.73%

Cornell Cos., Inc.+	11,706	171,493
Crown Holdings, Inc.+	10,592	135,577
Deluxe Corp.	1,931	76,352
Geo Group, Inc.+	6,405	147,635
Parexel International Corp.+	4,206	86,770
Volt Information Sciences, Inc.+	1,566	47,763

		665,590

Conglomerates - 0.99%

Trinity Industries, Inc.	25,590	904,607

Drugs - 0.52%

D&K Healthcare Resources, Inc.	37,388	271,437
Perrigo Co.	11,223	202,463

		473,900

Electronics/Electrical Equipment - 5.48%

ACT Manufacturing, Inc.+	189	1
American Power Conversion Corp.	22,110	467,405
Analogic Corp.	7,327	332,060
Belden CDT, Inc.	5,397	125,156
Coherent, Inc.+	13,648	394,291
CTS Corp.	24,278	324,354
Emcor Group, Inc.+	5,418	250,420
Intermagnetics General Corp.+	14,580	429,673
Kemet Corp.+	59,888	530,608
Newport Corp.+	24,327	300,195
Park Electrochemical Corp.	7,275	153,430
Paxar Corp.+	7,079	163,879
Planar Systems, Inc.+	42,605	454,169
Standard Microsystems Corp.+	5,751	141,359
Teleflex, Inc.	8,873	448,086
Thomas Industries, Inc.	6,770	265,249
X-Rite, Inc.	13,723	204,610

		4,984,945

Finance Companies - 0.22%

Federal Agricultural Mtg. Corp., Class C+	8,943	202,648

Financial Services - 1.14%

A.G. Edwards, Inc.	6,899	269,751
Affiliated Managers Group, Inc.+	12,103	767,088

		1,036,839

Foods - 1.15%

Hormel Foods Corp.	3,884	118,889
J&J Snack Foods Corp.+	5,838	274,036
Ralcorp Holdings, Inc.	2,253	92,824
Smithfield Foods, Inc.+	17,492	508,142
Tootsie Roll Industries, Inc.	1,804	56,014

		1,049,905

Freight - 3.59%

Alexander & Baldwin, Inc.	4,335	183,414
CNF, Inc.	8,584	401,302
Kirby Corp.+	1,870	85,122
Offshore Logistics, Inc.+	11,376	431,151
Overnite Corp.	10,504	371,211
Ryder System, Inc.	3,900	209,196
SCS Transportation, Inc.+	11,276	238,488
Swift Transportation Co., Inc.+	43,694	851,596
Teekay Shipping Corp.	9,370	499,046

		3,270,526

Gas & Pipeline Utilities - 0.41%

Atmos Energy Corp.	10,847	292,761
Cascade Natural Gas Corp.	3,551	75,920

		368,681

Healthcare - 1.49%

Manor Care, Inc.	15,536	535,215
RehabCare Group, Inc.+	12,854	338,317
Steris Corp.+	17,025	389,532
Vital Signs, Inc.	2,521	94,311

		1,357,375

Hospital Supplies - 0.23%

Datascope Corp.	5,288	211,996

Human Resources - 0.43%

CDI Corp.	9,610	185,665
Kelly Services, Inc., Class A	6,730	204,592

		390,257

Information Processing - Hardware - 1.28%

Cray, Inc.+	33,499	117,582
Electronics for Imaging, Inc.+	18,730	313,353
Interphase Corp.+	1,810	12,670
Optimal Robotics Corp., Class A+	22,627	246,634
Tech Data Corp.+	10,365	470,467

		1,160,706

Information Processing - Services - 0.77%

Adaptec, Inc.+	9,431	73,562
Agilysys, Inc.	12,023	198,740
Analysts International Corp.+	7,704	25,808
Digital Insight Corp.+	6,112	99,779
Jack Henry & Associates, Inc.	15,700	302,696

		700,585

Information Processing - Software - 1.36%

Acxiom Corp.	12,564	317,744
Agile Software Corp.+	7,532	62,968
Ascential Software Corp.+	14,514	198,406
EPIQ Systems, Inc.+	32,757	491,027
Nuance Communications, Inc.+	16,169	69,850
Retek, Inc.+	16,212	98,893

		1,238,888

Insurance - 14.82%

Alfa Corp.	18,669	282,835
American Medical Security Group, Inc.+	12,500	404,125
Assurant, Inc.	6,481	194,430
Assured Guaranty, Ltd.	38,361	706,610
Axis Capital Holdings, Ltd.	11,489	299,403
Ceres Group, Inc.+	12,826	64,130
Commerce Group, Inc.	6,212	368,931
Delphi Financial Group, Inc., Class A	9,458	439,419
Endurance Specialty Holdings, Ltd.	13,111	440,136
FBL Financial Group, Inc., Class A	5,558	157,958
Harleysville Group, Inc.	21,191	509,432
Health Net, Inc.+	13,821	376,208
Horace Mann Educators Corp.	35,278	670,282
Humana, Inc.+	65,415	1,623,600
LandAmerica Financial Group, Inc.	5,815	310,521
Nationwide Financial Services, Inc., Class A	13,862	520,934
Old Republic International Corp.	10,499	262,370
PMI Group, Inc.	60,514	2,491,967
ProAssurance Corp.+	4,989	194,821
Protective Life Corp.	6,298	263,571
PXRE Group, Ltd.	12,186	294,048
Radian Group, Inc.	16,040	822,050
Reinsurance Group of America, Inc.	16,696	775,028
Selective Insurance Group, Inc.	11,497	514,951
StanCorp Financial Group, Inc.	5,601	442,759
Vesta Insurance Group, Inc.	14,699	55,268

		13,485,787

Leisure & Tourism - 5.19%

Action Performance Cos., Inc.	9,259	99,904
Arctic Cat, Inc.	16,105	430,164
Bob Evans Farms, Inc.	20,083	507,096
Brinker International, Inc.+	5,000	170,650
California Pizza Kitchen, Inc.+	19,334	484,317
CBRL Group, Inc.	7,275	296,602
CEC Entertainment, Inc.+	4,292	174,641
Jack in the Box, Inc.+	25,933	979,749
Landry’s Seafood Restaurants, Inc.	19,436	574,334
Marcus Corp.	17,189	392,769
Papa John’s International, Inc.+	9,893	351,894
Steak n Shake Co.+	14,120	262,914

		4,725,034

Machinery - 2.76%

Alamo Group, Inc.	891	18,622
Cognex Corp.	14,022	361,768
Granite Construction, Inc.	15,450	410,043
Insituform Technologies, Inc., Class A+	2,425	56,599
Jacobs Engineering Group, Inc.+	12,682	582,992
Lindsay Manufacturing Co.	10,931	307,598
Lufkin Industries, Inc.	3,755	151,176
MascoTech, Inc. (2)	200	0
NACCO Industries, Inc., Class A	1,051	115,074
Stewart & Stevenson Services, Inc.	14,163	283,260
Tecumseh Products Co., Class A	2,768	126,747
Tennant Co.	2,318	92,720

		2,506,599

Medical Technology - 0.40%

Maxim Pharmaceuticals, Inc.+	15,500	45,105
Osteotech, Inc.+	19,935	108,446
Zoll Medical Corp.+	6,092	206,702

		360,253

Metals - 1.38%

Brush Engineered Materials, Inc.+	12,926	252,057
CIRCOR International, Inc.	6,063	126,414
Lawson Products, Inc.	309	15,095
Mueller Industries, Inc.	13,304	408,832
Valmont Industries, Inc.	9,538	238,068
Wolverine Tube, Inc.+	20,558	218,326

		1,258,792

Mobile Homes - 0.63%

Coachmen Industries, Inc.	22,292	358,233
National R.V. Holdings, Inc.+	15,107	146,991
Palm Harbor Homes, Inc.+	4,220	65,874

		571,098

Multimedia - 1.05%

Belo Corp.	37,809	953,543

Oil & Gas - 4.83%

Forest Oil Corp.+	16,073	546,964
Helmerich & Payne, Inc.	14,869	485,175
Laclede Group, Inc.	891	28,690
Newfield Exploration Co.+	4,240	266,484
ONEOK, Inc.	21,706	606,032
Pride International, Inc.+	29,323	573,558
Seacor Smit, Inc.+	9,238	512,709
Spinnaker Exploration Co.+	11,459	415,618
Tidewater, Inc.	24,190	820,767
Willbros Group, Inc.+	7,822	140,874

		4,396,871

Paper/Forest Products - 0.63%

Bemis Co., Inc.	15,993	445,245
Glatfelter	9,099	130,844

		576,089

Publishing - 0.64%

American Greetings Corp., Class A	17,103	455,282
Bowne & Co., Inc.	8,122	125,079

		580,361

Railroads & Equipment - 0.14%

RailAmerica, Inc.+	10,200	130,560

Real Estate Investment Trusts - 2.83%

Associated Estates Realty Corp.	9,914	97,355
Boykin Lodging Co.+	9,581	83,930
Brandywine Realty Trust	6,298	179,178
Equity Inns, Inc.	30,375	313,470
First Industrial Realty Trust, Inc.	4,624	184,035
Highwoods Properties, Inc.	23,165	599,279
Pennsylvania Real Estate Investment Trust	697	28,403
Prentiss Properties Trust	3,659	136,810
Summit Properties, Inc.	17,392	553,935
Winston Hotels, Inc.	35,396	402,806

		2,579,201

Retail - 5.71%

BJ’s Wholesale Club, Inc.+	25,482	756,561
Borders Group, Inc.	25,836	588,544
Building Materials Holding Corp.	4,743	172,882
Enesco Group, Inc.+	6,513	48,066
Linens ‘N Things, Inc.+	35,311	877,125
Rex Stores Corp.+	28,487	501,371
Ruddick Corp.	19,742	430,573
ShopKo Stores, Inc.+	15,923	284,703
Toys “R” Us, Inc.+	32,375	626,133
Weis Markets, Inc.	7,092	272,333
Whitehall Jewellers, Inc.+	11,240	93,067
Zale Corp.+	18,751	548,467

		5,199,825

Savings & Loan - 1.00%

Astoria Financial Corp.	10,343	429,235
Berkshire Hills Bancorp, Inc.	424	15,476
Sovereign Bancorp, Inc.	12,918	282,258
Washington Federal, Inc.	6,696	180,591

		907,560

Semiconductors - 1.66%

Actel Corp.+	4,963	85,165
Alliance Semiconductor Corp.+	8,852	30,982
Cohu, Inc.	11,062	185,399
Exar Corp.+	32,532	454,797
Integrated Device Technology, Inc.+	39,751	451,174
Lattice Semiconductor Corp.+	32,710	174,606
Parlex Corp.+	20,600	125,660

		1,507,783

Telecommunications - 0.00%

MRV Communications, Inc.+	68	262

Textile - Products - 1.22%

G&K Services, Inc., Class A	9,217	378,634
UniFirst Corp.	26,571	734,423

		1,113,057

Tobacco - 0.46%

DIMON, Inc.	10,566	68,785
Universal Corp.	7,202	350,593

		419,378

Utilities - Electric - 3.18%

Black Hills Corp.	4,730	145,258
Central Vermont Public Service Corp.	19,831	447,784
El Paso Electric Co.+	5,601	100,538
Idacorp, Inc.	6,738	217,098
MDU Resources Group, Inc.	8,544	233,337
PNM Resources, Inc.	21,652	550,827
Puget Energy, Inc.	33,057	776,839
Sierra Pacific Resources+	23,648	242,392
TECO Energy, Inc.	11,759	175,915

		2,889,988

Utilities - Gas, Distribution - 0.38%

Vectren Corp.	13,154	344,372

Total Common Stock
(Cost $66,325,967)		82,532,491

EXCHANGE-TRADED FUNDS - 4.48%

iShares Russell 2000 Value Index Fund	4,400	837,540
iShares S&P Small Cap 600/BARRA Value Index Fund	12,787	1,540,450
Midcap SPDR Trust Series 1	14,520	1,697,678

Total Exchange-Traded Funds (Cost $3,758,622)		4,075,668

Total Long-Term Investment Securities - 95.17% (Cost $70,084,589)		86,608,159

Repurchase Agreement - 5.14%

Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 11/30/04, to be repurchased 12/1/04 in the amount of $4,680,247 and collateralized by Federal National Mtg. Corp. Notes, bearing interest at 4.61%, due 10/10/13 and having an approximate value of $4,820,775

(Cost $4,680,000)	$4,680,000	4,680,000

TOTAL INVESTMENTS
(Cost $74,764,589)(1)	100.31%	91,288,159
Liabilities in excess of other assets	(0.31)%	(282,648)

NET ASSETS	100.00%	$91,005,511

+	Non-income producing
(1)	See Note 4 for cost of investments on a tax basis.

(2)	Illiquid security

See Notes to Schedule of Investments

SOCIALLY RESPONSIBLE FUND SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)
	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 88.07%
Apparel & Products - 0.66%

Jones Apparel Group, Inc.	4,420	$157,042
Nike, Inc., Class B	2,380	201,491

		358,533

Appliances/Furnishings - 0.80%

Leggett & Platt, Inc.	14,600	435,810

Automotive - 1.22%
Danaher Corp.	11,710	666,065

Banks - 4.73%

Bank of America Corp.	13,058	604,194
Comerica, Inc.	6,450	396,675
U.S. Bancorp	2,690	79,705
Wachovia Corp.	14,740	762,795
Wells Fargo & Co.	11,980	740,004

		2,583,373

Beverages - 0.57%

Coca-Cola Co.	5,170	203,233
Coca-Cola Enterprises, Inc.	3,980	82,784
PepsiCo, Inc.	490	24,456

		310,473

Broadcasting - 1.64%

Clear Channel Communications, Inc.	2,890	97,335
Comcast Corp., Class A+	26,650	800,566

		897,901

Building Materials - 0.33%

Masco Corp.	5,070	178,819

Chemical - 2.55%

Eastman Chemical Co.	7,110	386,642
Ecolab, Inc.	9,080	317,618
Rohm & Hass Co.	15,610	688,245

		1,392,505

Commercial Services - 0.16%

Convergys Corp. +	830	12,342
Fluor Corp.	1,440	74,736

		87,078

Conglomerates - 6.10%

3M Co.	9,260	737,003
General Electric Co.@	57,690	2,039,918
Tyco International, Ltd.	16,350	555,410

		3,332,331

Drugs - 5.22%

Allergan, Inc.	1,480	108,780
Bristol-Myers Squibb Co.	6,590	154,865
Caremark Rx. Inc.+	13,240	473,462
Eli Lilly & Co.	2,730	145,591
Merck & Co., Inc.	8,270	231,725
Pfizer, Inc.@	49,920	1,386,279
Watson Pharmaceuticals, Inc.+	3,340	97,027
Wyeth	6,310	251,580

		2,849,309

Electronics/Electrical Equipment - 1.44%

Emerson Electric Co.	9,600	641,472
Hawaiian Electric Industries, Inc.	3,350	94,638
Jabil Circuit, Inc.+	130	3,258
Waters Corp.+	970	45,260

		784,628

Finance Companies - 1.29%

Capital One Financial Corp.	4,820	378,756
SLM Corp.	6,390	326,976

		705,732

Financial Services - 6.31%

American Express Co.	4,610	256,823
Charles Schwab Corp.	870	9,379
Citigroup, Inc.@	33,150	1,483,462
Fannie Mae	3,500	240,450
Freddie Mac	4,820	329,013
Goldman Sachs Group, Inc.	1,770	185,425
JPMorgan Chase & Co.	24,063	905,972
Merrill Lynch & Co., Inc.	570	31,755

		3,442,279

Freight - 0.81%

United Parcel Service, Inc., Class B	5,230	440,105

Hardware & Tools - 0.56%

Black & Decker Corp.	2,440	205,179
Stanley Works	2,160	101,002

		306,181

Healthcare - 0.28%

Medco Health Solutions, Inc.+	4,060	153,143

Hospital Supplies - 2.05%

AmerisourceBergen Corp.	2,840	167,390
Johnson & Johnson	15,800	953,056

		1,120,446

Household Products - 3.52%

Colgate-Palmolive Co.	4,170	191,778
Gillette Co.	14,570	633,649
Procter & Gamble Co.	20,560	1,099,549

		1,924,976

Information Processing - Hardware - 4.79%

Apple Computer, Inc.+	3,830	256,802
Dell, Inc.+	25,440	1,030,829
Hewlett-Packard Co.	34,550	691,000
International Business Machines Corp.	3,960	373,190
Lexmark International, Inc., Class A+	2,950	250,455
Seagate Technology, Inc. (3)	510	0
Sun Microsystems, Inc.+	1,940	10,767

		2,613,043

Information Processing - Services - 2.24%

eBay, Inc.+	5,610	630,844
First Data Corp.	5,038	207,011
Fiserv, Inc.+	10,005	385,293

		1,223,148

Information Processing - Software - 5.06%

Adobe Systems, Inc.	5,680	343,981
Microsoft Corp.@	68,480	1,835,949
Oracle Corp.+	46,050	582,993

		2,762,923

Insurance - 5.61%

Aetna, Inc.	5,830	690,913
AFLAC, Inc.	10,080	379,210
Allstate Corp.	9,840	496,920
American International Group, Inc. (1)	1,129	71,522
Chubb Corp.	2,270	172,997
Hartford Financial Services Group, Inc.	3,350	214,400
Lincoln National Corp.	280	12,886
St. Paul Cos., Inc.	11,840	431,923
UnitedHealth Group, Inc.	2,010	166,528
Wellpoint Health Networks, Inc., Class A+	3,390	424,089

		3,061,388

Leisure & Tourism - 0.39%

Hasbro, Inc.	1,430	27,213
McDonald’s Corp.	6,080	186,899

		214,112

Machinery - 3.14%

Caterpillar, Inc.	8,200	750,711
Dover Corp.	4,120	166,654
Illinios Tool Works, Inc.	4,962	467,569
Ingersoll-Rand Co., Class A	4,410	328,192

		1,713,125

Medical - Biomedical/Gene - 0.84%

Amgen, Inc. +	7,610	456,904

Medical Technology - 0.08%

Boston Scientific Corp. +	1,230	42,816

Multimedia - 2.90%

Time Warner, Inc. +@	48,850	865,133
Viacom, Inc., Class B	8,480	294,256
Walt Disney Co.	15,710	422,285

		1,581,674

Oil & Gas - 4.23%

Baker Hughes, Inc.	5,273	233,752
Cooper Cameron Corp. +	1,610	84,026
Diamond Offshore Drilling, Inc.	2,510	94,024
Halliburton Co.	18,820	778,207
Helmerich & Payne, Inc.	6,130	200,022
ONEOK, Inc.	1,780	49,698
Schlumberger, Ltd.	5,670	372,122
Tidewater, Inc.	5,440	184,579
Transocean, Inc.+	7,740	311,690

		2,308,120

Photography - 0.74%

Eastman Kodak Co.	12,370	404,623

Railroads & Equipment - 1.11%

Norfolk Southern Corp.	17,660	606,268

Retail - 7.36%

Bed Bath & Beyond, Inc.+	3,360	134,158
Best Buy Co., Inc.	4,090	230,594
CVS Corp.	9,260	420,126
Gap, Inc.	3,940	86,089
Home Depot, Inc.	5,360	223,780
J.C. Penney Co., Inc.	5,560	214,616
Kohl’s Corp.+	1,680	77,549
Lowe’s Cos., Inc.	6,470	357,985
RadioShack Corp.	1,398	44,135
Staples, Inc.	17,490	558,106
Target Corp.	4,497	230,336
Wal-Mart Stores, Inc.@	27,660	1,439,980

		4,017,454

Schools - 0.86%

Apollo Group, Inc., Class A+	5,870	467,839

Semiconductors - 1.52%

Applied Materials, Inc.+	22,950	381,888
Intel Corp.	16,160	361,176
KLA-Tencor Corp.+	320	14,419
National Semiconductor Corp.+	4,600	71,116

		828,599

Telecommunications - 3.94%

Alltel Corp.	1,011	57,313
Cisco Systems, Inc.+	36,690	686,470
Motorola, Inc.	18,260	351,688
Nextel Communications, Inc., Class A+	9,110	259,271
SBC Communications, Inc.	4,550	114,523
Verizon Communications, Inc.	16,507	680,584

		2,149,849

Utilities - Communication - 0.69%

Sprint Corp.	16,650	379,787

Utilities - Electric - 1.23%

Calpine Corp.+	3,120	12,106
Duquesne Light Holdings, Inc.	4,790	84,496
OGE Energy Corp.	5,110	132,093
Puget Energy, Inc.	14,420	338,870
TECO Energy, Inc.	7,100	106,216

		673,781

Utilities - Gas, Distribution - 0.42%

AGL Resources, Inc.	3,560	118,156
KeySpan Corp.	2,800	110,656

		228,812

Utilities - Gas, Pipeline - 0.68%

National Fuel Gas Co.	13,210	372,522

Total Long-Term Investment Securities - 88.07%
(Cost $45,845,089)		48,076,474

SHORT-TERM INVESTMENTS - 3.56%

Commercial Paper - 2.75%

UBS Finance, Inc.:
2.07% due 12/01/04 @	$1,500,000	1,500,000

United States Treasury Bills - 0.81%

United States Treasury Bills:
1.88% due 12/09/04@	45,000	44,981
1.87% due 12/09/04@	145,000	144,940
1.86% due 12/09/04@	20,000	19,992
1.81% due 12/30/04@	50,000	49,927
1.80% due 12/02/04@	10,000	9,999
1.79% due 12/02/04@	25,000	24,999
1.78% due 12/02/04@	35,000	34,998
1.73% due 12/09/04@	45,000	44,983
1.59% due 12/09/04@	60,000	59,979
1.57% due 12/09/04@	10,000	9,997

		444,795

Total Short-term Investments
(Cost $1,944,795)		1,944,795

Repurchase Agreements - 7.86%

Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 11/30/04, to be repurchased 12/01/04 in the amount of $4,294,227 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.00%, due 2/27/06 and having an approximate value of $4,425,731@

(Cost $4,294,000)	4,294,000	4,294,000

TOTAL INVESTMENTS
(Cost $52,083,884) (2)	99.49%	54,315,269
Other assets less liabilities	0.51%	276,399

NET ASSETS	100.00%	$54,591,668

+	Non-income producing
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Security represents an investment in an affiliated company.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair valued security (See Note 1)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2004	Unrealized Appreciation
94 Long	E-Mini S & P 500 Index	December 2004	$5,478,063	$5,518,270	$40,207
2 Long	S & P 500 Index	December 2004	$555,500	$587,050	$31,550

					$71,757

See Notes to Schedule of Investments

STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS - November 30, 2004 (Unaudited)

	Principal Amount/ Shares@		Value (Note 1)
ASSET-BACKED SECURITIES - 0.77%

Finance Companies - 0.44%

Providian Gateway Master Trust:
2.73% due 11/15/11 *(1)(9)		$400,000	$400,000

Financial Services - 0.33%

Bear Stearns Commercial Mtg. Securities, Inc.:
6.46% due 10/15/36		25,000	27,702
Morgan Stanley Dean Witter Capital I:
6.39% due 07/15/33		250,000	275,468

			303,170

Total Asset-Backed Securities
(Cost $705,000)			703,170

CORPORATE BONDS - 37.83%
Advertising - 0.21%

Affinity Group, Inc.:
9.00% due 02/15/12		125,000	135,000
Interpublic Group Cos., Inc.:
6.25% due 11/15/14		56,000	55,358

			190,358

Aerospace/Defense - 0.11%

Decrane Aircraft Holdings, Inc.:
12.00% due 09/30/08		150,000	100,500

Airlines - 2.59%

American Airlines, Inc.:
9.71% due 01/30/07 *		68,743	60,838
7.80% due 04/01/08		250,000	217,846
6.82% due 05/23/11		125,000	116,452
Atlas Air, Inc.:
9.06% due 01/02/14		98,588	78,959
8.77% due 01/02/11		37,457	16,606
8.71% due 01/02/19		411,442	412,101
7.63% due 01/02/15		486,267	354,227
7.20% due 01/02/19		87,405	84,775
6.88% due 07/02/09		221,391	211,686
Continental Airlines, Inc.:
9.56% due 09/01/19		405,087	404,950
8.31% due 04/02/18		101,516	82,388
7.73% due 03/15/11		23,402	16,675
6.95% due 08/02/09		70,762	54,212
Delta Air Lines, Inc.:
10.00% due 08/15/08		300,000	196,500
7.78% due 01/02/12		104,355	56,454

			2,364,669

Apparel & Products - 0.03%

Warnaco, Inc.:
8.88% due 06/15/13		25,000	27,563

Appliances/Furnishings - 0.05%

Maytag Corp.:
5.00% due 05/15/15		45,000	41,247

Automotive - 0.81%

Delphi Corp.:
6.50% due 08/15/13		24,000	23,918
Diamond Triumph Auto Glass, Inc.:
9.25% due 04/01/08		75,000	68,250
Eagle-Picher Industries, Inc.:
9.75% due 09/01/13		125,000	128,125
Exide Corp.:
10.00% due 03/19/05 +(1)(8)		150,000	0
Ford Motor Co.:
7.45% due 07/16/31		89,000	86,584
General Motors Corp.:
8.80% due 03/01/21		200,000	211,364
8.38% due 07/15/33		136,000	138,439
Stanadyne Corp.:
10.00% due 08/15/14 *		75,000	80,625
Venture Holdings Trust:
11.00% due 06/01/07 +(2)(5)		25,000	1,000

			738,305

Banks - 1.17%

American Express Centurion Bank:
2.26% due 11/16/09 (1)(9)		29,000	29,012
Credit Suisse First Boston:
6.50% due 05/01/08 *		29,000	31,297
HSBC Bank USA:
5.88% due 11/01/34		168,000	165,368
Huntington National Bank:
8.00% due 04/01/10		54,000	62,574
Key Bank NA:
5.80% due 07/01/14		54,000	56,500
National City Bank, Cleveland:
3.38% due 10/15/07		54,000	53,578
Rabobank Capital Funding Trust III:
5.25% due 12/29/49 *(10)		48,000	47,197
Summit Capital Trust I:
8.40% due 03/15/27		194,000	213,584
US Bank NA:
3.70% due 08/01/07		410,000	410,328

			1,069,438

Beverages - 0.14%

Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22		60,000	78,153
Cott Beverages USA, Inc.:
8.00% due 12/15/11		50,000	54,375

			132,528

Broadcasting - 3.52%

Charter Communications Holdings, LLC:
11.13% due 01/15/11		625,000	537,500
10.75% due 10/01/09		225,000	194,625
10.25% due 01/15/10		75,000	63,000
10.00% due 05/15/11		25,000	20,562
9.92% due 04/01/11 (3)		250,000	205,625
9.63% due 11/15/09		350,000	290,500
Clear Channel Communications, Inc.:
7.65% due 09/15/10		25,000	28,340
6.00% due 11/01/06		410,000	426,714
5.00% due 03/15/12		29,000	28,500
COX Communications, Inc.:
7.75% due 11/01/10		57,000	64,383
CSC Holdings, Inc.:
7.63% due 04/01/11		25,000	26,750
7.63% due 07/15/18		100,000	105,500
6.75% due 04/15/12 *		50,000	51,250
Fisher Communications, Inc.:
8.63% due 09/15/14 *		75,000	81,000
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)		350,000	336,000
Paxson Communications Corp.:
12.25% due 01/15/09 (3)		275,000	247,500
Salem Communications Corp.:
7.75% due 12/15/10		25,000	26,625
TCI Communications, Inc.:
8.75% due 08/01/15		82,000	102,817
7.88% due 02/15/26		101,000	120,228
Young Broadcasting, Inc.:
10.00% due 03/01/11		200,000	212,500
8.75% due 01/15/14		50,000	49,125

			3,219,044

Building Materials - 0.14%

Associated Materials, Inc.:
11.25% due 03/01/14 *(3)		175,000	130,375

Chemical - 1.07%

Equistar Chemicals, LP:
10.63% due 05/01/11		75,000	86,625
Huntsman International, LLC:
10.13% due 07/01/09		100,000	105,500
9.88% due 03/01/09		65,000	71,012
Huntsman, LLC:
11.63% due 10/15/10		124,000	147,560
Lubrizol Corp.:
6.50% due 10/01/34		191,000	187,279
Lyondell Chemical Co.:
9.50% due 12/15/08		200,000	218,000
Rockwood Specialties Group, Inc.:
10.63% due 05/15/11		45,000	51,188
7.50% due 11/15/14 *		75,000	76,875
Westlake Chemical Corp.:
8.75% due 07/15/11		32,000	36,080

			980,119

Commercial Services - 0.84%

Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23		275,000	270,875
Hertz Corp.:
7.63% due 06/01/12		29,000	31,464
Hydrochem Industrial Services, Inc.:
10.38% due 08/01/07		75,000	75,375
Mobile Mini, Inc.:
9.50% due 07/01/13		50,000	58,000
Monitronics International, Inc.:
11.75% due 09/01/10 *		150,000	163,500
Petroleum Helicopters, Inc.:
9.38% due 05/01/09		25,000	27,250
Rent-Way, Inc.:
11.88% due 06/15/10		125,000	141,250

			767,714

Conglomerates - 0.13%
Foamex, LP:
10.75% due 04/01/09		50,000	47,250
Park-Ohio Industries, Inc.:
8.38% due 11/15/14 *		75,000	74,813

			122,063

Drugs - 0.40%

American Home Products Corp.:
6.95% due 03/15/11		45,000	50,175
Merck & Co., Inc.:
5.95% due 12/01/28		80,000	80,407
2.50% due 03/30/07		29,000	28,163
NeighborCare, Inc.:
6.88% due 11/15/13		150,000	157,125
Schering-Plough Corp.:
6.50% due 12/01/33		45,000	48,862

			364,732

Electronics/Electrical Equipment - 0.25%

Coleman Cable, Inc.:
9.88% due 10/01/12 *		50,000	52,625
Muzak, LLC:
9.88% due 03/15/09		125,000	93,594
Telex Communications, Inc.:
11.50% due 10/15/08		25,000	27,250
Xerox Corp.:
6.88% due 08/15/11		50,000	52,875

			226,344

Finance Companies - 0.52%

Ford Motor Credit Co.:
7.00% due 10/01/13		25,000	26,083
General Motors Acceptance Corp.:
7.25% due 03/02/11		49,000	51,085
6.75% due 12/01/14		133,000	131,192
Household Finance Corp.:
4.13% due 11/16/09		49,000	48,456
Worldspan Financing Corp.:
9.63% due 06/15/11		225,000	214,875

			471,691

Financial Services - 4.30%

AAC Group Holding Corp.:
10.25% due 10/01/12 *(3)		75,000	50,625
Alamosa Delaware, Inc.:
12.00% due 07/31/09 (3)		70,000	74,900
Arch Western Finance, LLC:
6.75% due 07/01/13		75,000	78,563
Athena Neurosciences Finance, LLC:
7.25% due 02/21/08		150,000	156,562
Bear Island Paper Co., LLC:
10.00% due 12/01/07		150,000	142,500
Borden US Finance Corp.:
9.00% due 07/15/14 *		50,000	55,000
Chukchansi Economic Development Auth.:
14.50% due 06/15/09 *		375,000	476,250
CIT Group, Inc.:
4.13% due 11/03/09		45,000	44,535
3.65% due 11/23/07		25,000	24,846
Citigroup, Inc.:
5.00% due 09/15/14 *		238,000	236,373
Consolidated Communications Holdings, Inc.:
9.75% due 04/01/12 *		150,000	159,750
ESI Tractebel Acquisition Corp.:
7.99% due 12/30/11		103,000	108,434
General Electric Capital Corp.:
5.88% due 02/15/12		74,000	79,011
5.38% due 03/15/07		49,000	51,006
4.38% due 11/21/11		49,000	48,258
H&E Equipment Services, LLC:
11.13% due 06/15/12		75,000	82,500
Huntsman Advanced Materials, LLC:
11.00% due 07/15/10 *		75,000	89,063
iPCS Escrow Co.:
11.50% due 05/01/12 *		100,000	110,000
JPMorgan Chase Capital XIII:
2.88% due 09/30/34 (9)		38,000	37,490
LaBranche & Co., Inc.:
11.00% due 05/15/12		50,000	53,500
Madison River Capital, LLC:
13.25% due 03/01/10		300,000	324,000
Medcath Holdings Corp.:
9.88% due 07/15/12 *(8)		75,000	81,375
Merrill Lynch & Co., Inc.:
5.00% due 01/15/15		45,000	44,262
Nexstar Finance Holdings, LLC:
11.38% due 04/01/13 (3)		225,000	174,375
PCA, LLC/PCA Finance Corp.:
11.88% due 08/01/09		200,000	190,500
PX Escrow Corp.:
9.63% due 02/01/06 (3)		225,000	209,250
Rainbow National Services, LLC:
10.38% due 09/01/14 *		75,000	79,500
Terra Capital, Inc.:
12.88% due 10/15/08		100,000	125,000
11.50% due 06/01/10		81,000	91,935
TIAA Global Markets:
4.13% due 11/15/07 *		32,000	32,373
Tyco International Group SA:
4.44% due 06/15/07 *		410,000	415,902

			3,927,638

Foods - 0.42%

Del Monte Corp.:
8.63% due 12/15/12		25,000	27,937
Stater Brothers Holdings, Inc.:
8.13% due 06/15/12		100,000	105,500
Wornick Co.:
10.88% due 07/15/11 *		225,000	246,375

			379,812

Funeral Services - 0.03%

Alderwoods Group, Inc.:
7.75% due 09/15/12 *		25,000	26,688

Healthcare - 0.75%

Concentra Operating Corp.:
9.13% due 06/01/12 *		25,000	28,375
Curative Health Services, Inc.:
10.75% due 05/01/11		125,000	103,437
Encore Medical Corp.:
9.75% due 10/01/12 *		50,000	50,125
Genesis HealthCare Corp.:
8.00% due 10/15/13		25,000	27,063
Inverness Medical Innovations, Inc.:
8.75% due 02/15/12 *		100,000	105,000
Pediatric Services of America, Inc.:
10.00% due 04/15/08 (1)		25,000	25,250
Psychiatric Solutions, Inc.:
10.63% due 06/15/13		125,000	144,687
Team Health, Inc.:
9.00% due 04/01/12 *		200,000	200,000

			683,937

Hospital Management - 0.52%

HCA, Inc.:
6.95% due 05/01/12		150,000	156,577
6.38% due 01/15/15		100,000	99,091
Tenet Healthcare Corp.:
6.50% due 06/01/12		100,000	93,000
5.00% due 07/01/07		75,000	74,062
Triad Hospitals, Inc.:
7.00% due 11/15/13		50,000	51,250

			473,980

Hospital Supplies - 0.14%

Universal Hospital Services, Inc.:
10.13% due 11/01/11		125,000	131,875

Household Products - 0.27%

Clorox Co.:
5.00% due 01/15/15 *		50,000	49,842
Jostens Holding Corp.:
10.25% due 12/01/13 (3)		150,000	105,000
Playtex Products, Inc.:
9.38% due 06/01/11		25,000	26,688
Revlon Consumer Products Corp.:
8.63% due 02/01/08		75,000	66,750

			248,280

Information Processing - Hardware - 0.03%

Seagate Technology HDD Holdings:
8.00% due 05/15/09		25,000	26,875

Insurance - 0.99%

Assurant, Inc.:
6.75% due 02/15/34		84,000	87,919
Crum & Forster Holdings Corp.:
10.38% due 06/15/13		75,000	83,063
Fidelity National Financial, Inc.:
7.30% due 08/15/11		64,000	71,352
MBIA, Inc.:
5.70% due 12/01/34		84,000	81,647
Metropolitan Life Global Funding I:
4.75% due 06/20/07 *		64,000	65,516
Ohio Casualty Corp.:
7.30% due 06/15/14		410,000	428,289
Selective Insurance Group, Inc.:
7.25% due 11/15/34 *		84,000	83,386

			901,172

Leisure & Tourism - 1.65%

Blockbuster, Inc.:
9.00% due 09/01/12 *		25,000	25,188
Cinemark, Inc.:
9.75% due 03/15/14 (3)		125,000	91,875
Courtyard by Marriott II, LP:
10.75% due 02/01/08		75,000	75,000
Denny’s Corp.:
10.00% due 10/01/12 *		175,000	184,187
Eldorado Resorts, LLC:
9.00% due 04/15/14 (1)		250,000	250,000
Hilton Hotels Corp.:
7.50% due 12/15/17		45,000	51,438
Hollywood Casino Corp.:
13.00% due 08/01/06 +(2)		200,000	169,250
Riviera Holdings Corp.:
11.00% due 06/15/10		60,000	67,950
Sbarro, Inc.:
11.00% due 09/15/09		75,000	75,000
Six Flags, Inc.:
9.75% due 04/15/13		125,000	123,750
4.50% due 05/15/15		125,000	132,500
Steinway Musical Instruments, Inc.:
8.75% due 04/15/11		50,000	54,250
True Temper Sports, Inc.:
8.38% due 09/15/11		125,000	111,250
Waterford Gaming, LLC:
8.63% due 09/15/12 *		92,000	98,440

			1,510,078

Machinery - 0.15%

Briggs & Stratton Corp.:
8.88% due 03/15/11		50,000	60,250
Dresser-Rand Group, Inc.:
7.38% due 11/01/14 *		75,000	77,062

			137,312

Metals - 0.15%

Allegheny Technologies, Inc.:
8.38% due 12/15/11		50,000	55,250
Freeport McMoRan Resources:
7.00% due 02/15/08		50,000	53,000
Renco Metals, Inc.:
11.50% due 07/01/03 +(1)(5)(6)(8)		75,000	0
Ryerson Tull, Inc.:
9.13% due 07/15/06		25,000	26,000

			134,250

Multimedia - 0.31%

Haights Cross Operating Co.:
11.75% due 08/15/11		100,000	112,750
News America Holdings, Inc.:
7.75% due 12/01/45		118,000	140,414
Time Warner, Inc.:
6.88% due 06/15/18		28,000	30,803

			283,967

Oil & Gas - 2.82%

Belden & Blake Corp.:
8.75% due 07/15/12 *		25,000	27,063
Chesapeake Energy Corp.:
9.00% due 08/15/12		25,000	28,750
7.75% due 01/15/15		25,000	27,438
7.50% due 09/15/13		25,000	27,500
6.88% due 01/15/16		75,000	79,125
Citgo Petroleum Corp.:
6.00% due 10/15/11 *		50,000	50,500
Colorado Interstate Gas Co.:
6.85% due 06/15/37		75,000	78,908
Dynegy-Roseton/Danskammer:
7.67% due 11/08/16		75,000	72,000
El Paso Production Holding Co.:
7.75% due 06/01/13		225,000	234,562
Encore Acquisition Co.:
8.38% due 06/15/12		50,000	55,250
6.25% due 04/15/14		25,000	25,500
Enterprise Products Operating, LP:
6.65% due 10/15/34 *		192,000	192,218
Exco Resources, Inc.:
7.25% due 01/15/11		50,000	53,625
Frontier Oil Corp.:
6.63% due 10/01/11 *		25,000	25,500
Hanover Compressor Co.:
zero coupon due 03/31/07		250,000	212,500
Hilcorp Energy, LP:
10.50% due 09/01/10 *		175,000	198,625
KCS Energy, Inc.:
7.13% due 04/01/12		75,000	78,750
NGC Corp. Capital Trust:
8.32% due 06/01/27		750,000	622,500
Oslo Seismic Services, Inc.:
8.28% due 06/01/11		125,734	133,302
Pride International, Inc.:
7.38% due 07/15/14 *		50,000	55,375
Seitel, Inc.:
11.75% due 07/15/11 *		75,000	80,250
Trico Marine Services, Inc.:
8.88% due 05/15/12 +(2)(5)		400,000	216,000

			2,575,241

Paper/Forest Products - 0.97%

Boise Cascade, LLC:
5.01% due 10/15/12 *(9)		125,000	128,125
Caraustar Industries, Inc.:
9.88% due 04/01/11		50,000	53,750
7.38% due 06/01/09		25,000	26,250
Constar International, Inc.:
11.00% due 12/01/12		71,000	73,307
Fibermark, Inc.:
10.75% due 04/15/11 +(2)(5)(8)		75,000	51,375
Georgia-Pacific Corp.:
8.00% due 01/15/24		150,000	174,000
7.75% due 11/15/29		25,000	27,500
Neenah Paper, Inc.:
7.38% due 11/15/14 *		50,000	50,750
Pliant Corp.:
11.13% due 09/01/09		75,000	82,125
Specialty Paperboard, Inc.:
9.38% due 10/15/06 +(2)(5)		325,000	221,000

			888,182

Pollution Control - 0.16%

Allied Waste North America, Inc.:
9.25% due 09/01/12		50,000	53,375
7.38% due 04/15/14		75,000	69,937
IMCO Recycling Escrow, Inc.:
9.00% due 11/15/14 *		25,000	25,813

			149,125

Publishing - 0.16%

American Lawyer Media, Inc.:
9.75% due 12/15/07		143,000	145,145

Railroads & Equipment - 0.21%

Burlington Northern Santa Fe Corp.:
8.13% due 04/15/20		117,000	146,157
Union Pacific Corp.:
4.88% due 01/15/15		49,000	48,088

			194,245

Real Estate - 0.03%

LNR Property Corp.:
7.63% due 07/15/13		25,000	27,750

Real Estate Investment Trusts - 0.38%

National Health Investors, Inc.:
7.30% due 07/16/07		75,000	77,858
Omega Healthcare Investors, Inc.:
7.00% due 04/01/14 *		50,000	51,000
6.95% due 08/01/07		25,000	25,812
Senior Housing Properties Trust:
8.63% due 01/15/12		150,000	169,875
Ventas Realty, LP:
6.63% due 10/15/14 *		25,000	25,438

			349,983

Retail - 1.29%

Ferrellgas, LP:
6.75% due 05/01/14		150,000	154,500
Great Atlantic & Pacific Tea Co.:
7.75% due 04/15/07		100,000	97,250
JC Penney Co., Inc.:
6.88% due 10/15/15		125,000	135,313
May Department Stores Co.:
6.65% due 07/15/24 *		145,000	148,904
3.95% due 07/15/07 *		410,000	409,999
MTS, Inc.:
10.00% due 03/15/09 +(1)(2)(5)(8)		14,317	3,722
Rite Aid Corp.:
6.88% due 08/15/13		50,000	45,500
Saks, Inc.:
9.88% due 10/01/11		50,000	58,500
7.00% due 12/01/13		125,000	126,875

			1,180,563

Savings & Loan - 0.21%

Washington Mutual Capital I:
8.38% due 06/01/27		178,000	196,626

Semiconductors - 0.13%

Freescale Semiconductor, Inc.:
7.13% due 07/15/14		75,000	80,250
ON Semiconductor Corp.:
12.00% due 03/15/10		33,000	38,775

			119,025

Telecommunications - 5.55%

AirGate PCS, Inc.:
9.38% due 09/01/09		163,300	173,098
Alaska Communications Systems Holdings, Inc.:
9.38% due 05/15/09		175,000	178,938
American Cellular Corp.:
10.00% due 08/01/11		350,000	295,750
AT&T Wireless Services, Inc.:
7.35% due 03/01/06		69,000	72,403
Bell Telephone Co. Pennsylvania:
8.75% due 08/15/31		55,000	70,900
BellSouth Telecommunications, Inc.:
5.85% due 11/15/45		84,000	78,331
Cincinnati Bell Telephone Co.:
7.20% due 11/29/23		125,000	124,375
7.18% due 12/15/23		25,000	24,875
Citizens Communications Co.:
9.00% due 08/15/31		410,000	448,950
Fairpoint Communications, Inc.:
9.50% due 05/01/08		325,000	325,000
GCB iPCS, Inc.:
14.00% due 07/15/10 +(1)(2)(5)(8)		950,000	0
Iwo Holdings, Inc.:
14.00% due 01/15/11 +(2)		1,000,000	450,000
LCI International, Inc.:
7.25% due 06/15/07		925,000	876,437
New York Telephone Co.:
7.00% due 06/15/13		54,000	59,122
Nextel Communications, Inc.:
6.88% due 10/31/13		275,000	297,000
5.95% due 03/15/14		75,000	76,313
Nextmedia Operating, Inc.:
10.75% due 07/01/11		50,000	55,938
Rural Cellular Corp.:
9.75% due 01/15/10		125,000	112,187
9.63% due 05/15/08		285,000	269,325
Southwestern Bell Telephone Co.:
6.55% due 10/07/08		200,000	214,751
Triton PCS, Inc.:
9.38% due 02/01/11		300,000	237,750
8.75% due 11/15/11		200,000	154,000
TSI Telecommunication Services Syniverse Technologies, Inc.:
12.75% due 02/01/09		25,000	28,500
United States West Communications, Inc.:
8.88% due 06/01/31		25,000	25,656
7.50% due 06/15/23		25,000	23,875
7.25% due 10/15/35		275,000	247,156
7.13% due 11/15/43		175,000	154,000

			5,074,630

Textile - Products - 0.03%

Collins & Aikman Floor Cover:
9.75% due 02/15/10		25,000	26,875

Utilities - Communication - 0.05%

Cincinnati Bell, Inc.:
8.38% due 01/15/14		25,000	24,938
7.25% due 06/15/23		25,000	24,500

			49,438

Utilities - Electric - 2.39%

AES Corp.:
8.88% due 11/01/27		125,000	124,375
Edison Mission Energy:
9.88% due 04/15/11		150,000	177,375
Mirant Corp.:
7.90% due 07/15/09 +*(2)(5)		650,000	468,000
Mission Energy Holding Co.:
13.50% due 07/15/08		875,000	1,097,031
PSEG Power, LLC:
8.63% due 04/15/31		126,000	159,891
Reliant Resources, Inc.:
9.50% due 07/15/13		75,000	86,063
Tiverton/Rumford Power Assoc., Ltd.:
9.00% due 07/15/18 *		99,337	74,503

			2,187,238

Utilities - Gas, Pipeline - 1.76%

Arkla, Inc.:
8.90% due 12/15/06		435,000	477,855
Duke Capital Corp.:
8.00% due 10/01/19		49,000	58,582
Dynegy Holdings, Inc.:
8.75% due 02/15/12		50,000	52,250
El Paso Natural Gas Co.:
8.63% due 01/15/22		275,000	313,500
7.63% due 08/01/10		75,000	81,375
Kinder Morgan Energy Partners, LP:
7.50% due 11/01/10		30,000	34,361
MarkWest Energy Partners, LP:
6.88% due 11/01/14 *		25,000	25,563
Pacific Energy Partners, LP:
7.13% due 06/15/14		75,000	80,625
Transcontinental Gas Pipe Line Corp.:
8.88% due 07/15/12		75,000	92,438
Williams Cos., Inc.:
7.88% due 09/01/21		350,000	395,500

			1,612,049

Total Corporate Bonds
(Cost $33,137,102)			34,588,669

FOREIGN BONDS & NOTES - 37.83%
Aerospace/Defense - 0.05%

Bombardier, Inc.:
6.30% due 05/01/14 *		55,000	49,500

Banks - 0.07%

HBOS Treasury Services, PLC:
3.50% due 11/30/07 *		64,000	63,608

Broadcasting - 0.61%

CF Cable TV, Inc.:
9.13% due 07/15/07		25,000	25,811
Rogers Cable, Inc.:
6.25% due 06/15/13		25,000	24,938
5.50% due 03/15/14		50,000	46,625
Telenet Group Holding NV:
11.50% due 06/15/14 *(3)		600,000	456,000

			553,374

Building Materials - 0.05%

North American Energy Partners, Inc.:
8.75% due 12/01/11		50,000	49,750

Chemical - 0.32%
Rhodia SA:
8.88% due 06/01/11		300,000	294,000

Drugs - 0.86%

Abbott Japan Co., Ltd.:
1.05% due 11/06/08	JPY	50,000,000	493,274
Elan Finance PLC:
7.75% due 11/15/11 *		175,000	185,063
6.51% due 11/15/11 *(9)		100,000	104,250

			782,587

Electronics/Electrical Equipment - 0.06%

Chivor SA, ESP:
9.75% due 12/30/14 *		50,000	51,063

Financial Services - 0.32%

Bluewater Finance, Ltd.:
10.25% due 02/15/12		125,000	135,625
Canwest, Inc.:
8.00% due 09/15/12 *		150,000	160,500

			296,125

Government Agency - 31.39%

Brazil Federative Republic:
14.50% due 10/15/09		500,000	653,750
12.00% due 04/15/10		120,000	145,320
11.00% due 01/11/12		300,000	348,750
11.00% due 08/17/40		1,090,000	1,254,045
10.25% due 06/17/13		495,000	560,587
10.13% due 05/15/27		165,000	180,263
10.00% due 08/07/11		200,000	223,200
8.88% due 04/15/24		100,000	99,450
8.25% due 01/20/34		100,000	92,250
8.00% due 04/15/14		718,616	721,275
3.13% due 04/15/12 (9)		1,632,365	1,524,303
Government of Australia:
6.75% due 11/15/06		1,200,000	957,514
Government of Canada:
5.75% due 09/01/06	CAD	538,000	475,513
4.25% due 09/01/08	CAD	180,000	155,656
Government of France:
5.50% due 04/25/29	EUR	175,000	272,017
Government of Hungary:
6.50% due 08/24/06	HUF	83,200,000	432,251
6.25% due 06/12/08	HUF	41,100,000	206,723
Government of Japan:
3.00% due 09/20/05	JPY	108,000,000	1,074,585
Government of Ukraine:
7.65% due 06/11/13		580,000	582,900
Government of United Kingdom:
7.50% due 12/07/06	GBP	116,000	234,751
Kingdom of Denmark:
7.00% due 11/15/07	DKK	1,950,000	391,239
Kingdom of Spain:
6.15% due 01/31/13	EUR	265,000	415,080
5.15% due 07/30/09	EUR	304,000	441,638
Kingdom of Sweden:
6.75% due 05/05/14	SEK	2,300,000	413,756
5.50% due 10/08/12	SEK	2,500,000	411,140
5.00% due 01/28/09	SEK	3,200,000	507,632
Republic of Argentina:
12.00% due 06/19/31		159,000	50,244
1.98% due 08/03/12 (9)		940,000	747,300
Republic of Austria:
5.38% due 12/01/34 *(1)	CAD	355,000	296,420
Republic of Colombia:
11.75% due 02/25/20		225,000	281,588
10.75% due 01/15/13		290,000	339,880
Republic of Ecuador:
8.00% due 08/15/30 (3)		800,000	686,000
Republic of Greece:
5.25% due 05/18/12	EUR	480,000	704,249
4.65% due 04/19/07	EUR	214,000	298,432
Republic of Italy:
5.25% due 12/15/05	EUR	478,000	654,657
5.25% due 11/01/29	EUR	158,000	232,626
3.75% due 12/14/07		410,000	410,485
Republic of Panama:
9.63% due 02/08/11		125,000	143,125
9.38% due 01/16/23		100,000	110,500
Republic of Peru:
9.88% due 02/06/15		80,000	93,000
9.13% due 02/21/12		185,000	208,218
5.00% due 03/07/17 (10)		145,200	135,762
Republic of Poland:
6.00% due 05/24/09	PLN	750,000	231,124
Republic of Turkey:
11.88% due 01/15/30		140,000	192,587
11.75% due 06/15/10		150,000	186,000
11.00% due 01/14/13		250,000	308,125
9.50% due 01/15/14		100,000	115,500
9.00% due 06/30/11		495,000	551,925
Republic of Uruguay:
7.50% due 03/15/15		150,000	141,000
Republic of Venezuela:
9.25% due 09/15/27		1,135,000	1,180,400
8.50% due 10/08/14		500,000	520,000
2.75% due 12/18/07 (9)		83,340	83,027
Russian Federation:
8.25% due 03/31/10		160,000	175,600
5.00% due 03/31/30 (3)		2,900,000	2,883,180
3.00% due 05/14/08		820,000	755,466
3.00% due 05/14/11		490,000	400,379
United Mexican States:
8.30% due 08/15/31		210,000	237,825
8.13% due 12/30/19		285,000	325,612
8.00% due 12/24/08	MXN	7,165,000	608,160
7.50% due 01/14/12		400,000	449,400
6.63% due 03/03/15		570,000	601,350
6.38% due 01/16/13		295,000	308,275
5.88% due 01/15/14		275,000	277,063

			28,700,072

Insurance - 0.65%

Axis Capital Holdings, Ltd.:
5.75% due 12/01/14		59,000	58,483
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15		250,000	253,125
7.38% due 04/15/18		75,000	71,437
XL Capital, Ltd.:
6.38% due 11/15/24		208,000	208,338

			591,383

Leisure & Tourism - 0.12%

Grupo Posadas SA de CV:
8.75% due 10/04/11 *		100,000	106,500

Metals - 0.32%

CSN Islands VII Corp.:
10.75% due 09/12/08 *		35,000	39,900
CSN Islands VIII Corp.:
9.75% due 12/16/13 *		175,000	187,688
Noranda, Inc.:
6.00% due 10/15/15		59,000	61,252

			288,840

Oil & Gas - 0.28%

ENI Coordination Center:
5.25% due 12/27/07	GBP	135,000	260,211

Paper/Forest Products - 0.09%

Abitibi-Cons., Inc.:
8.55% due 08/01/10		75,000	80,813

Real Estate - 0.07%

Westfield Capital Corp, Ltd.:
4.38% due 11/15/10 *		64,000	62,728

Retail - 0.30%

Jean Coutu Group, Inc.:
8.50% due 08/01/14 *		175,000	177,625
Vitro Envases Norteamerica SA:
10.75% due 07/23/11 *		75,000	76,500
Vitro SA de CV:
11.75% due 11/01/13 *		25,000	24,187

			278,312

Semiconductors - 0.05%

STATS ChipPAC, Ltd.:
6.75% due 11/15/11 *		50,000	49,125

Telecommunications - 1.19%

Deutsche Telekom International Finance BV:
8.75% due 06/15/30		101,000	129,707
Empresa Brasileira de Telecom SA:
11.00% due 12/15/08		25,000	27,750
France Telecom SA:
9.50% due 03/01/31		168,000	221,802
Kyivstar GSM:
10.38% due 08/17/09 *		100,000	107,500
Telecom Italia Capital SA:
6.00% due 09/30/34 *		168,000	159,899
TELUS Corp.:
7.50% due 06/01/07		410,000	444,578

			1,091,236

Utilities - Electric - 1.00%

AES Drax Energy, Ltd.:
11.50% due 08/30/10 +(2)		175,000	875
Calpine Canada Energy Finance, ULC:
8.50% due 05/01/08		1,275,000	911,625

			912,500

Water Services - 0.03%

Companhia de Saneamento Basico do Estado de Sao Paulo:
12.00% due 06/20/08 *		25,000	27,938

Total Foreign Bonds & Notes
(Cost $32,540,955)			34,589,665

UNITED STATES GOVERNMENT BONDS - 16.93%
Government Agency - 6.95%

Federal Home Loan Mtg. Corp.:
7.00% due 06/01/29		25,941	27,544
6.50% due 07/01/29		13,380	14,052
6.00% due 01/01/30		64,749	66,881
6.00% due 02/01/32		384,274	396,565
5.00% due 05/01/34		789,901	781,059
Federal National Mtg. Assoc.:
8.50% due 08/01/31		31,055	33,774
7.50% due 03/01/32		9,203	9,856
6.50% due 12/01/31		244,314	256,540
6.50% due 04/01/34		550,338	577,898
6.00% due 02/01/32		151,634	156,599
6.00% due 10/01/34		998,996	1,032,144
5.50% due 07/01/19		494,935	511,020
5.50% due 01/01/29		108,611	110,318
5.50% due 05/01/29		38,688	39,286
5.50% due 06/01/34		1,304,975	1,321,360
5.00% due 06/01/19		514,649	522,047
4.50% due 06/01/19		505,362	502,519

			6,359,462

Government Obligations - 9.98%

United States Treasury Bonds:
9.38% due 02/15/06		320,000	345,012
5.38% due 02/15/31		678,000	713,595
United States Treasury Notes:
6.50% due 10/15/06		100,000	106,371
6.50% due 02/15/10		800,000	903,063
4.25% due 08/15/14		82,000	81,257
4.00% due 06/15/09		410,000	416,118
3.50% due 08/15/09		2,500,000	2,481,737
3.38% due 10/15/09		73,000	71,965
2.50% due 05/31/06		205,000	203,911
2.00% due 08/31/05		3,813,000	3,797,809

			9,120,838

Total United States Government Bonds
(Cost $15,409,299)			15,480,300

COMMON STOCK - 1.97%
Automotive - 0.01%

Exide Technologies +		725	9,026

Broadcasting - 0.08%

Cablevision Systems Corp., Class A +		3,497	74,661

Commercial Services - 0.06%

NES Rentals Holdings, Inc. +		5,026	55,789

Leisure & Tourism - 0.29%

Boyd Gaming Corp.		2,100	77,196
Isle of Capri Casinos, Inc. +		1,700	41,701
Magna Entertainment Corp., Class A +		5,300	31,800
MGM Mirage, Inc. +		2,000	116,600

			267,297

Real Estate Investment Trusts - 0.15%

Meristar Hospitality Corp. +		19,490	132,532

Retail - 0.00%

MTS, Inc. +(1)(8)		3,863	0

Telecommunications - 1.38%

AirGate PCS, Inc. +		3,575	116,080
AirGate PCS, Inc. *(1)		8,811	286,093
iPCS, Inc. +		27,071	693,018
Telewest Global, Inc. +		11,085	162,284

			1,257,475

Total Common Stock
(Cost $1,294,019)			1,796,780

PREFERRED STOCK - 0.23%
Broadcasting - 0.13%

Paxson Communications Corp.:
13.25% (4)		16	120,000

Commercial Services - 0.04%

Rent-Way, Inc.:
8.00% (1)(8)(11)		4	35,000

Retail - 0.06%

GNC Corp.:
12.00% (1)(4)		50	51,750

Total Preferred Stock
(Cost $223,726)			206,750

WARRANTS - 0.00%
Automotive - 0.00%

Exide Technologies:
Expires 05/05/11 +		1,813	3,463

Telecommunications - 0.00%

GT Group Telecommunications, Inc.:
Expires 02/01/10 +*(1)		50	0

Total Warrants
(Cost $18,376)			3,463

Total Long-Term Investment Securities
(Cost $83,328,477)			87,368,797

REPURCHASE AGREEMENT - 2.10%

Agreement with State Bank & Trust Co., bearing interest at 1.90%, dated 11/30/04, to be repurchased 12/1/04 in the amount of $1,924,102 and collateralized by Federal National Mtg. Assoc. Disc. Notes, bearing interest at 2.25%, due 12/15/04 and having an approximate value of $1,983,138

(Cost $1,924,000)		$1,924,000	1,924,000

TOTAL INVESTMENTS
(Cost $85,252,477)		97.66%	89,292,797
Other assets less liabilities		2.34%	2,138,324

NET ASSETS		100.00%	$91,431,121

@	In United States dollars unless otherwise indicated.

+	Non-income producing

*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2004, the aggregate value of these securities was $8,959,566 representing 9.80% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security (see Note 1)

(2)	Bond in default

(3)	Security is a “step up” bond where the coupon rate increases or steps up at a predetermined rate. Rates shown reflects the increased rate.

(4)	PIK (“Payment-in-Kind”) Security. Payments made with additional securities in lieu of cash.

(5)	Company has filed Chapter 11 bankruptcy.

(6)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	Illiquid security

(9)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade of upgrade. The rate reflected is as of November 30, 2004.

(10)	Variable rate security - the rate reflected is as of November 30, 2004; maturity date reflects next reset date.

(11)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2004, the Strategic Bond Fund held the following security:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Value as a % of Net Assets
Rent-Way, Inc. 8.00% Preferred Stock	05/29/2003	4	$35,000	$35,000	0.04%

Open Forward Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation (Depreciation)
CAD 1,120,000 *	USD 915,609	2/04/05	$(28,482)
USD 939,117 *	CAD1,120,000	2/04/05	4,974

			$(23,508)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk but have continued counterparty settlement risk.

The following represents the investment holdings held by Strategic Bond Fund as a percentage of net assets as of November 30, 2004:

Country	Percentage of Net Assets
Argentina	0.87%
Australia	1.12%
Austria	0.32%
Belgium	0.78%
Bermuda	0.06%
Brazil	6.41%
Canada	3.27%
Cayman Islands	0.63%
Colombia	0.74%
Denmark	0.43%
Ecuador	0.75%
France	0.86%
Germany	0.12%
Greece	1.10%
Hungary	0.70%
Ireland	0.32%
Italy	1.42%
Japan	1.71%
Luxembourg	0.17%
Mexico	3.30%
Netherlands	0.14%
Panama	0.28%
Peru	0.48%
Poland	0.25%
Russia	4.61%
Singapore	0.05%
Spain	0.94%
Sweden	1.46%
Turkey	1.48%
Ukraine	0.64%
United Kingdom	0.33%
United States	61.92%

97.66%

Currency Legend

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS – (Unaudited)

Note 1 — Security Valuation

Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures traded on commodities exchanges are valued as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.

Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock pursuant to procedures adopted in good faith under the direction of the Fund’s Trustees. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a third party pricing service.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market II Fund are valued by the amortized cost method which approximates fair market value.

Securities for which quotations are not readily available or if a development /event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund’s Trustees. Securities of the Lifestyle Funds are valued at the net asset value (market value) of the underlying VALIC Company I (“VC I”) and VALIC Company II (“VC II”) Mutual Funds.

Note 2 — Repurchase Agreements

As November 30, 2004, Money Market II held 1.05% undivided interest, representing $385,000 in principal amount in a joint repurchase agreement with State Street Bank and Trust Co. which is dated November 30, 2004, bears interest at a rate of 1.84% per annum, has a principal amount of $36,616,000 a repurchase price of $36,617,871, and matures December 1, 2004. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	2.38%	05/12/05	$17,135,000	$16,952,941
U.S. Treasury Notes	3.63%	07/15/09	20,175,000	20,401,969

In addition, at November 30, 2004, Money Market II Fund held 0.80% undivided interest, representing $2,000,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated November 30, 2004, bears interest at a rate of 1.95% per annum, has a principal amount of $250,000,000, a repurchase price of $250,013,542 and matures December 1, 2004. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.63%	04/15/28	$31,015,000	$46,302,240
U.S. Treasury Inflation Index Bonds	2.00%	07/15/14	150,000,000	155,874,767
U.S. Treasury Inflation Index Bonds	2.00%	01/15/14	50,000,000	53,181,923

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain funds own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended November 30, 2004, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 08/31/04	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)		Change in Unrealized Gain/(Loss)	Market Value at 11/30/04
Aggressive Growth Lifestyle	Various VC II Funds*	$58,520	$33,545,560	$2,665,006+	$3,539,078	$799,787		$2,440,887	$35,912,162
Conservative Growth Lifestyle	Various VC II Funds*	181,611	30,671,645	3,016,521+	3,881,861	412,900		1,147,567	31,366,772
Moderate Growth Lifestyle	Various VC II Funds*	232,177	56,276,555	8,059,856+	5,805,162	846,568		3,387,979	62,765,796
Socially Responsible	American International Group, Inc.	85	80,430	159,497	138,357	(20,461	)#	(9,587)	71,522

*	See Schedule of Investments for details.
+	Includes reinvestments of distributions paid from ordinary income.
#	On September 23, 2004, AIG Global Investment Corp., the sub-advisor for the Socially Responsible Fund, purchased 2,300 shares of AIG common stock. On August 29, 2001, VALIC became a indirect wholly owned subsidiary of AIG and the Fund was prohibited from purchasing any additional securities issued by AIG. On October 26, 2004, AIG Global Investment Corp. sold 2,300 shares of AIG common stock, resulting in a loss of $20,461. AIG Global Investment Corp. reimbursed the Fund for the loss of $20,461.

NOTES TO SCHEDULE OF INVESTMENTS – (Unaudited) (continued)

Note 4 — Federal Income Taxes

As of November 30, 2004, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$33,426,734	$3,957,720	$1,472,292	$2,485,428
Capital Appreciation	42,543,759	5,242,984	1,720,084	3,522,900
Conservative Growth Lifestyle	30,276,143	1,711,341	320,712	1,390,629
Core Bond	72,708,721	713,705	532,446	181,259
High Yield Bond	59,138,359	4,548,424	1,462,509	3,085,915
International Small Cap Equity	41,010,015	4,193,817	1,271,985	2,921,832
Large Cap Value	70,515,247	10,446,670	512,231	9,934,439
Mid Cap Growth	41,774,238	7,286,747	690,553	6,596,194
Mid Cap Value	198,411,845	39,510,169	6,382,928	33,127,241
Moderate Growth Lifestyle	59,002,558	4,487,627	724,389	3,763,238
Money Market II	69,316,695	—	—	—
Small Cap Growth	37,094,465	9,440,756	2,526,469	6,914,287
Small Cap Value	74,822,341	17,653,124	1,187,306	16,465,818
Socially Responsible	52,238,887	3,380,182	1,303,800	2,076,382
Strategic Bond	85,259,016	4,785,136	751,355	4,033,781

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 28, 2005

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 28, 2005